UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07961

Mason Street Funds, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue, Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barb Courtney, Controller, Mason Street Funds, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-665-1444

Date of fiscal year end: March 31, 2006

Date of reporting period: December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

REPORT ON FORM N-Q

RESPONSES FOR MASON STREET FUNDS, INC.

Item 1. Schedule of Investments

Mason Street Funds

Small Cap Growth Stock Fund

Schedule of Investments

December 31, 2005 (unaudited)

	Country	Shares/Par	$ Value
Common Stocks (98.7%)
Consumer Discretionary (13.3%)
Aaron Rents, Inc.		31,522	$664,484
* Digital Theater Systems, Inc.		1,900	28,120
* Golf Galaxy, Inc.		43,050	824,408
* Guitar Center, Inc.		10,200	510,102
* Hibbett Sporting Goods, Inc.		38,700	1,102,175
* LIFE TIME FITNESS, Inc.		12,075	459,937
Lithia Motors, Inc.		8,325	261,738
* LKQ Corp.		8,900	308,118
* O’Reilly Automotive, Inc.		23,450	750,635
Orient-Express Hotels, Ltd. - Class A		30,938	975,166
* Outdoor Channel Holdings, Inc.		42,050	567,675
* Pinnacle Entertainment, Inc.		29,300	724,003
* Ruth’s Chris Steak House, Inc.		37,653	681,519

Total			7,858,080

Consumer Staples (1.8%)
* Peet’s Coffee & Tea, Inc.		12,400	376,340
* United Natural Foods, Inc.		27,075	714,780

Total			1,091,120

Energy (5.7%)
* FMC Technologies, Inc.		20,775	891,663
* Grant Prideco, Inc.		26,445	1,166,753
* Grey Wolf, Inc.		91,650	708,455
* James River Coal Co.		14,950	571,090

Total			3,337,961

Financials (9.2%)
BankAtlantic Bancorp, Inc. - Class A		18,500	259,000
* Bankrate, Inc.		4,650	137,268
Boston Private Financial Holdings, Inc.		17,525	533,111
First Republic Bank		11,825	437,643
Greater Bay Bancorp		32,450	831,369
Greenhill & Co., Inc.		21,275	1,194,803
Investors Financial Services Corp.		5,600	206,248
* Nexity Financial Corp.		28,100	376,540
optionsXpress Holdings, Inc.		40,089	984,185
Placer Sierra Bancshares		16,725	463,450

Total			5,423,617

Health Care (19.1%)
* Adams Respiratory Therapeutics, Inc.		17,059	693,619
* Foxhollow Technologies, Inc.		18,200	542,178
* Horizon Health Corp.		43,950	994,589
* Kyphon, Inc.		13,250	540,998
LCA-Vision, Inc.		21,325	1,013,151
* Pediatrix Medical Group, Inc.		14,110	1,249,722
* Providence Service Corp.		32,314	930,320
* Psychiatric Solutions, Inc.		19,500	1,145,430
* Radiation Therapy Services, Inc.		33,675	1,189,063

* ResMed, Inc.	21,940	840,521
* Salix Pharmaceuticals, Ltd.	23,350	410,493
* Symbion, Inc.	23,450	539,350
* Syneron Medical Ltd., ADR	19,460	617,855
* Ventana Medical Systems, Inc.	14,050	595,018

Total		11,302,307

Industrials (17.9%)
* ACCO Brands Corp.	10,100	247,450
* The Advisory Board Co.	18,600	886,662
* Beacon Roofing Supply, Inc.	42,350	1,216,716
Brady Corp. - Class A	15,700	568,026
Bucyrus International, Inc. - Class A	4,170	219,759
C.H. Robinson Worldwide, Inc.	27,440	1,016,103
The Corporate Executive Board Co.	8,600	771,420
* Corrections Corp. of America	23,260	1,046,002
Forward Air Corp.	34,875	1,278,169
* Hudson Highland Group, Inc.	42,200	732,592
Knight Transportation, Inc.	40,365	836,766
* Marlin Business Services, Inc.	43,430	1,037,543
* Portfolio Recovery Associates, Inc.	14,850	689,634

Total		10,546,842

Information Technology (23.1%)
* Blackboard, Inc.	25,050	725,949
* Cogent, Inc.	4,950	112,266
* Cognizant Technology Solutions Corp. - Class A	18,500	931,475
* Entegris, Inc.	99,990	941,906
* Essex Corp.	48,500	826,925
* Euronet Worldwide, Inc.	22,675	630,365
* Genesis Microchip, Inc.	27,125	490,691
* iPayment Holdings, Inc.	10,750	446,340
* Kanbay International, Inc.	53,700	853,293
* Kenexa Corp.	7,384	155,802
* MKS Instruments, Inc.	53,900	964,271
* Plexus Corp.	45,800	1,041,491
* RADWARE, Ltd.	39,400	715,504
* Sonic Solutions	45,325	684,861
* Tekelec	69,800	970,220
* Tessera Technologies, Inc.	33,750	872,438
* THQ, Inc.	23,900	570,015
* TNS, Inc.	10,900	209,062
* Unica Corp.	30,100	362,705
* Verint Systems, Inc.	25,740	887,258
* Westell Technologies, Inc. - Class A	58,400	262,800

Total		13,655,637

Materials (4.4%)
Airgas, Inc.	31,725	1,043,752
* Intertape Polymer Group, Inc.	8,900	79,833
Silgan Holdings, Inc.	28,620	1,033,754
Steel Technologies, Inc.	15,450	432,446

Total		2,589,785

Telecommunication Services (4.1%)
* Alamosa Holdings, Inc.	28,100	522,941
* JAMDAT Mobile, Inc.	30,800	818,664
* UbiquiTel, Inc.	110,550	1,093,340

Total		2,434,945

Utilities (0.1%)
ITC Holdings Corp.	2,175	61,096

Total		61,096

Total Common Stocks (Cost: $51,460,091)		58,301,390

Money Market Investments (2.9%)
Federal Government & Agencies (0.8%)
Federal National Mortgage Association, 4.32%, 3/22/06	500,000	495,385

Total		495,385

Miscellaneous Business Credit Institutions (2.1%)
General Electric Capital, 3.95%, 1/3/06	1,200,000	1,199,737

Total		1,199,737

Total Money Market Investments (Cost: $1,694,937)		1,695,122

Total Investments (101.6%) (Cost $53,155,028)(a)		59,996,512

Other Assets, Less Liabilities (-1.6%)		(947,765)

Total Net Assets (100.0%)		59,048,747

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At December 31, 2005 the aggregate cost of securities for federal tax purposes was $53,155,028 and the net unrealized appreciation of investments based on that cost was $6,841,484 which is comprised of $8,766,595 aggregate gross unrealized appreciation and $1,925,111 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

Aggressive Growth Stock Fund

Schedule of Investments

December 31, 2005 (unaudited)

	Country	Shares/Par	$ Value
Common Stocks (98.5%)

Consumer Discretionary (14.3%)
* AnnTaylor Stores Corp.		58,470	$2,018,384
* The Cheesecake Factory, Inc.		51,050	1,908,760
Choice Hotels International, Inc.		68,170	2,846,779
* Education Management Corp.		52,800	1,769,328
Fortune Brands, Inc.		12,960	1,011,139
Gentex Corp.		79,420	1,548,690
* Lamar Advertising Co. - Class A		30,800	1,421,112
Michaels Stores, Inc.		80,260	2,838,796
* O’Reilly Automotive, Inc.		103,470	3,312,076
* Payless ShoeSource, Inc.		90,130	2,262,263
* Pixar		35,420	1,867,342
* Scientific Games Corp.		80,700	2,201,496
Station Casinos, Inc.		33,200	2,250,960

Total			27,257,125

Consumer Staples (0.9%)
Whole Foods Market, Inc.		22,895	1,771,844

Total			1,771,844

Energy (10.2%)
BJ Services Co.		74,600	2,735,582
CONSOL Energy, Inc.		30,080	1,960,614
ENSCO International, Inc.		51,250	2,272,938
* Nabors Industries, Ltd.		42,890	3,248,918
* National-Oilwell Varco, Inc.		32,250	2,022,075
* Newfield Exploration Co.		63,520	3,180,446
* Pride International, Inc.		49,470	1,521,203
Range Resources Corp.		94,830	2,497,822

Total			19,439,598

Financials (12.6%)
* Ameritrade Holding Corp.		144,750	3,474,000
Assured Guaranty, Ltd.		86,145	2,187,222
Brown & Brown, Inc.		51,050	1,559,067
CapitalSource, Inc.		43,000	963,200
Chicago Mercantile Exchange Holdings, Inc.		3,760	1,381,762
CIT Group, Inc.		19,290	998,836
The Colonial BancGroup, Inc.		120,800	2,877,456
Investors Financial Services Corp.		40,640	1,496,771
Legg Mason, Inc.		36,905	4,417,160
The St. Joe Co.		25,130	1,689,239
Ventas, Inc.		91,720	2,936,874

Total			23,981,587

Health Care (18.1%)
* Caremark Rx, Inc.		58,967	3,053,901
* Celgene Corp.		33,050	2,141,640
* Centene Corp.		25,230	663,297
* Covance, Inc.		39,380	1,911,899
* Cytyc Corp.		129,910	3,667,359

* DaVita, Inc.	65,400	3,311,856
* Kinetic Concepts, Inc.	86,370	3,434,071
* Lincare Holdings, Inc.	64,410	2,699,423
Medicis Pharmaceutical Corp.	32,100	1,028,805
* Neurocrine Biosciences, Inc.	35,820	2,246,989
* ResMed, Inc.	63,220	2,421,958
* St. Jude Medical, Inc.	59,680	2,995,936
* Varian Medical Systems, Inc.	50,560	2,545,190
* VCA Antech, Inc.	85,480	2,410,536

Total		34,532,860

Industrials (13.2%)
The Corporate Executive Board Co.	54,760	4,911,973
Expeditors International of Washington, Inc.	45,810	3,092,633
Fastenal Co.	81,410	3,190,458
Graco, Inc.	77,010	2,809,325
* IntercontinentalExchange, Inc.	3,012	109,486
J.B. Hunt Transport Services, Inc.	64,410	1,458,242
* Monster Worldwide, Inc.	97,650	3,986,073
Robert Half International, Inc.	104,580	3,962,536
* Stericycle, Inc.	28,490	1,677,491

Total		25,198,217

Information Technology (23.4%)
* Activision, Inc.	72,797	1,000,231
* Alliance Data Systems Corp.	59,200	2,107,520
* Altera Corp.	100,320	1,858,930
* Amdocs, Ltd.	14,580	400,950
Amphenol Corp. - Class A	50,360	2,228,934
* ATI Technologies, Inc.	175,200	2,976,647
* Broadcom Corp. - Class A	49,900	2,352,785
* CheckFree Corp.	5,100	234,090
* Cogent, Inc.	124,460	2,822,753
* Cognizant Technology Solutions Corp. - Class A	67,380	3,392,582
* Cognos, Inc.	42,750	1,483,853
* Cree, Inc.	83,110	2,097,696
* FLIR Systems, Inc.	68,170	1,522,236
Harris Corp.	56,490	2,429,635
* Jabil Circuit, Inc.	104,380	3,871,453
KLA-Tencor Corp.	41,650	2,054,595
Microchip Technology, Inc.	61,397	1,973,914
* NAVTEQ Corp.	65,890	2,890,594
Paychex, Inc.	32,812	1,250,793
* Salesforce.com, Inc.	56,300	1,804,415
* VeriFone Holdings, Inc.	79,000	1,998,700
* VeriSign, Inc.	11,730	257,122
* Zebra Technologies Corp. - Class A	34,867	1,494,051

Total		44,504,479

Materials (3.8%)
Chemtura Corp.	99,630	1,265,301
* Crown Holdings, Inc.	54,220	1,058,917
The Lubrizol Corp.	44,520	1,933,504
Praxair, Inc.	55,030	2,914,388

Total		7,172,110

Telecommunication Services (2.0%)
* Alamosa Holdings, Inc.	82,000	1,526,020
* NeuStar, Inc. - Class A	73,210	2,232,173

Total		3,758,193

Total Common Stocks (Cost: $162,235,577)		187,616,013

Money Market Investments (6.6%)
Autos (1.6%)
Fcar Owner Trust I, 4.32%, 1/20/06	3,000,000	2,993,160

Total		2,993,160

Federal Government & Agencies (0.3%)
Federal National Mortgage Association, 4.33%, 3/27/06	500,000	495,085

Total		495,085

Finance Services (2.5%)
Bryant Park Funding LLC, 4.27%, 1/12/06	2,000,000	1,997,391
Preferred Receivable Funding, 4.31%, 1/17/06	3,000,000	2,994,252

Total		4,991,643

Miscellaneous Business Credit Institutions (0.6%)
General Electric Capital, 3.95%, 1/3/06	1,100,000	1,099,759

Total		1,099,759

Short Term Business Credit (1.6%)
Sheffield Receivables, 4.33%, 1/11/06	3,000,000	2,996,392

Total		2,996,392

Total Money Market Investments (Cost: $12,575,842)		12,576,039

Total Investments (105.1%) (Cost $174,811,419)(a)		200,192,052

Other Assets, Less Liabilities (-5.1%)		(9,652,492)

Total Net Assets (100.0%)		190,539,560

*	Non-Income Producing

(a)	At December 31, 2005 the aggregate cost of securities for federal tax purposes was $174,811,419 and the net unrealized appreciation of investments based on that cost was $25,380,633 which is comprised of $28,394,945 aggregate gross unrealized appreciation and $3,014,312 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

International Equity Fund

Schedule of Investments

December 31, 2005 (unaudited)

	Country	Shares/Par	$ Value
Foreign Common Stock (97.8%)
Consumer Discretionary (10.5%)
Accor SA	France	35,700	$1,956,428
British Sky Broadcasting Group PLC	United Kingdom	258,750	2,205,498
Compass Group PLC	United Kingdom	314,150	1,189,194
Fuji Photo Film Co., Ltd.	Japan	33,900	1,120,139
GKN PLC	United Kingdom	442,090	2,185,799
Koninklijke (Royal) Philips Electronics NV	Netherlands	95,717	2,963,703
Michelin SA - Class B	France	33,410	1,871,128
Pearson PLC	United Kingdom	164,440	1,940,829
Reed Elsevier NV	Netherlands	137,730	1,917,021
Sony Corp.	Japan	50,400	2,058,189
Valeo SA	France	20,532	760,704
VNU NV	Netherlands	35,390	1,169,257
Volkswagen AG	Germany	44,480	2,340,525
Wolters Kluwer NV	Netherlands	21,540	433,960

Total			24,112,374

Consumer Staples (3.3%)
Boots Group PLC	United Kingdom	129,500	1,345,031
Cadbury Schweppes PLC	United Kingdom	232,230	2,190,751
Nestle SA	Switzerland	8,330	2,483,926
Unilever PLC	United Kingdom	164,590	1,628,958

Total			7,648,666

Energy (6.0%)
BP PLC	United Kingdom	222,790	2,367,519
ENI SPA	Italy	87,970	2,431,214
Repsol YPF SA	Spain	106,100	3,087,456
Royal Dutch Shell	United Kingdom	87,145	2,779,683
SBM Offshore NV	Netherlands	24,160	1,944,984
Total SA	France	3,970	993,693

Total			13,604,549

Financials (21.4%)
ACE, Ltd.	Bermuda	49,460	2,643,142
Australia & New Zealand Banking Group, Ltd.	Australia	19,230	337,843
AXA SA	France	99,719	3,206,417
* Banca Nazionale Del Lavoro SPA	Italy	335,109	1,100,849
Banco Santander Central Hispano SA	Spain	193,870	2,549,775
Cheung Kong Holdings, Ltd.	Hong Kong	223,000	2,290,815
DBS Group Holdings, Ltd.	Singapore	256,000	2,540,293
HSBC Holdings PLC	United Kingdom	115,600	1,854,717
ING Groep NV	Netherlands	92,130	3,184,088
Kookmin Bank	South Korea	47,000	3,527,487
Lloyds TSB Group PLC	United Kingdom	242,970	2,037,625
National Australia Bank, Ltd.	Australia	110,312	2,621,788
Nomura Holdings, Inc.	Japan	72,200	1,382,462
Nordea Bank AB	Sweden	179,410	1,859,790
Nordea Bank AB - FDR	Sweden	195,030	2,031,321
Riunione Adriatica Di Sicurta SPA	Italy	96,015	2,313,789
Royal Bank of Scotland Group PLC	United Kingdom	64,040	1,929,459
Sompo Japan Insurance, Inc.	Japan	236,000	3,189,189
Standard Chartered	United Kingdom	79,550	1,768,549

Swire Pacific, Ltd. - Class A	Hong Kong	166,000	1,487,964
Swire Pacific, Ltd. - Class B	Hong Kong	598,500	1,049,790
Swiss Reinsurance Co.	Switzerland	36,590	2,670,783
XL Capital, Ltd. - Class A	Bermuda	20,300	1,367,814

Total			48,945,749

Health Care (5.5%)
* CK Life Sciences International, Inc.	Hong Kong	2,560	314
GlaxoSmithKline PLC	United Kingdom	77,740	1,960,530
Olympus Corp.	Japan	49,000	1,286,961
Ono Pharmaceutical Co., Ltd.	Japan	19,700	889,613
SANOFI-AVENTIS	France	34,683	3,027,364
Shire PLC	United Kingdom	238,840	3,050,612
Takeda Pharmaceutical Co., Ltd.	Japan	43,300	2,340,541

Total			12,555,935

Industrials (16.1%)
Adecco SA	Switzerland	26,660	1,225,840
Atlas Copco AB	Sweden	141,990	3,157,872
BAE Systems PLC	United Kingdom	732,000	4,797,304
* British Airways PLC	United Kingdom	267,250	1,532,397
Deutsche Post AG	Germany	128,710	3,109,271
East Japan Railway Co.	Japan	233	1,600,974
Empresa Brasiliera De Aeronautica SA, ADR	Brazil	31,570	1,234,387
Hutchison Whampoa, Ltd.	Hong Kong	233,000	2,220,750
KCI Konecranes International PLC	Finland	35,290	1,732,487
Rentokil Initial PLC	United Kingdom	570,460	1,601,216
ROLLS-ROYCE Group PLC	United Kingdom	408,530	2,998,245
Securitas AB - Class B	Sweden	135,450	2,246,551
Smiths Group PLC	United Kingdom	102,720	1,844,564
Societe Bic SA	France	18,578	1,101,162
Toto, Ltd.	Japan	180,000	1,520,461
* Vestas Wind Systems A/S	Denmark	178,413	2,920,201
Volvo AB - Class B	Sweden	40,900	1,924,591

Total			36,768,273

Information Technology (8.2%)
* Celestica, Inc.	Canada	87,600	925,381
* Check Point Software Technologies, Ltd.	Israel	81,590	1,639,959
Compal Electronics, Inc.	Taiwan	1,205,070	1,086,078
Hitachi, Ltd.	Japan	256,000	1,724,307
LITE-ON Technology	Taiwan	989,000	1,347,555
Mabuchi Motor Co., Ltd.	Japan	17,300	960,053
Nintendo Co., Ltd.	Japan	13,800	1,666,102
Samsung Electronics Co., Ltd.	South Korea	9,830	6,366,854
Toshiba Corp.	Japan	493,000	2,940,541

Total			18,656,830

Materials (11.6%)
Akzo Nobel NV	Netherlands	51,780	2,391,168
Alcan, Inc.	Canada	88,390	3,613,839
Alumina, Ltd.	Australia	405,550	2,207,385
BASF AG	Germany	44,220	3,375,254
Bayer AG	Germany	56,770	2,363,126
BHP Billiton, Ltd.	Australia	174,510	2,912,269
Cia Vale Do Rio Doce, ADR	Brazil	56,790	2,058,638
Domtar, Inc.	Canada	202,900	1,165,483
Norske Skogindustrier ASA	Norway	175,971	2,787,209
Stora Enso OYJ - Class R	Finland	141,510	1,909,543

UPM-KYMMENE Corp.	Finland	84,760	1,655,647

Total			26,439,561

Telecommunication Services (8.7%)
BCE, Inc.	Canada	91,050	2,172,293
Chunghwa Telecom, ADR	Taiwan	60,100	1,102,835
KT Corp., ADR	South Korea	82,460	1,777,013
Nippon Telegraph & Telephone Corp.	Japan	414	1,880,064
Portugal Telecom SA	Portugal	135,250	1,364,017
SK Telecom, Ltd., ADR	South Korea	69,330	1,406,706
Telefonica SA, ADR	Spain	56,360	2,537,327
Telefonos De Mexico SA, ADR	Mexico	110,560	2,728,620
Telenor ASA	Norway	258,370	2,527,896
Vodafone Group PLC	United Kingdom	1,082,090	2,331,386

Total			19,828,157

Utilities (6.5%)
E.ON AG	Germany	31,420	3,238,802
* Electricite De France	France	27,480	1,036,601
Endesa SA	Spain	44,630	1,169,734
Hong Kong Electric Holdings, Ltd.	Hong Kong	332,248	1,647,624
Iberdrola SA	Spain	82,830	2,255,942
Korea Electric Power Corp.	South Korea	48,010	1,805,021
National Grid PLC	United Kingdom	146,002	1,424,939
Suez SA	France	77,260	2,396,772

Total			14,975,435

Total Foreign Common Stock (Cost: $149,164,470)			223,535,529

Money Market Investment (2.1%)
Miscellaneous Business Credit Institutions (0.8%)
General Electric Capital, 3.95%, 1/3/06	United States	1,800,000	1,799,605

Total			1,799,605

Security Brokers and Dealers (1.3%)
Morgan Stanley Dean Witter, 4.43%, 1/3/06	United States	3,000,000	2,999,262

Total			2,999,262

Total Money Market Investment (Cost: $4,798,867)			4,798,867

Total Investments (99.9%) (Cost $153,963,337)(a)			228,334,396

Other Assets, Less Liabilities (0.1%)			311,531

Total Net Assets (100.0%)			228,645,927

*	Non-Income Producing

ADR after the name of a security represents – American Depository Receipt.

(a)	At December 31, 2005 the aggregate cost of securities for federal tax purposes was $153,963,337 and the net unrealized appreciation of investments based on that cost was $74,371,059 which is comprised of $77,426,976 aggregate gross unrealized appreciation and $3,055,917 aggregate gross unrealized depreciation.

Investment Percentage by Country:

United Kingdom	20.5%
Japan	10.7%
France	7.2%
South Korea	6.5%
Germany	6.3%
Netherlands	6.1%
Spain	5.1%
Other	37.6%
Total	100.00%

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

Index 400 Stock Fund

Schedule of Investments

December 31, 2005 (unaudited)

	Country	Shares/Par	$ Value
Common Stocks (94.2%)
Consumer Discretionary (15.3%)
* 99 Cents Only Stores		9,300	$97,278
Abercrombie & Fitch Co. - Class A		17,000	1,108,060
* Advance Auto Parts, Inc.		20,900	908,314
* Aeropostale, Inc.		10,500	276,150
American Eagle Outfitters, Inc.		25,500	585,990
American Greetings Corp. - Class A		12,700	279,019
* AnnTaylor Stores Corp.		14,100	486,732
Applebee’s International, Inc.		14,800	334,332
ArvinMeritor, Inc.		13,575	195,344
Bandag, Inc.		2,300	98,141
Barnes & Noble, Inc.		10,200	435,234
Beazer Homes USA, Inc.		8,000	582,720
Belo Corp. - Class A		18,300	391,803
Blyth, Inc.		5,200	108,940
Bob Evans Farms, Inc.		6,900	159,114
Borders Group, Inc.		12,900	279,543
BorgWarner, Inc.		11,000	666,930
Boyd Gaming Corp.		8,500	405,110
Brinker International, Inc.		16,650	643,689
Callaway Golf Co.		12,700	175,768
* Career Education Corp.		19,000	640,680
* CarMax, Inc.		20,300	561,904
Catalina Marketing Corp.		7,600	192,660
CBRL Group, Inc.		9,000	316,350
* The Cheesecake Factory, Inc.		15,200	568,328
* Chico’s FAS, Inc.		35,000	1,537,550
Claire’s Stores, Inc.		19,200	561,024
* Corinthian Colleges, Inc.		17,700	208,506
* DeVry, Inc.		11,300	226,000
* Dollar Tree Stores, Inc.		20,550	491,967
* Education Management Corp.		12,900	432,279
* Emmis Communications Corp. - Class A		7,180	142,954
* Entercom Communications Corp.		7,400	219,558
Foot Locker, Inc.		30,200	712,418
Furniture Brands International, Inc.		9,800	218,834
* Gamestop Corp. - Class A		11,100	353,202
Gentex Corp.		30,100	586,950
GTECH Holdings Corp.		24,200	768,108
Harman International Industries, Inc.		12,700	1,242,695
Harte-Hanks, Inc.		10,950	288,971
* Hovnanian Enterprises, Inc. - Class A		6,900	342,516
International Speedway Corp. - Class A		6,800	325,720
* ITT Educational Services, Inc.		7,300	431,503
* Laureate Education, Inc.		9,651	506,774
Lear Corp.		13,000	369,980
Lee Enterprises, Inc.		8,800	324,808
Media General, Inc. - Class A		4,700	238,290
Michaels Stores, Inc.		25,900	916,083
Modine Manufacturing Co.		6,700	218,353
* Mohawk Industries, Inc.		10,200	887,196
* O’Reilly Automotive, Inc.		21,700	694,617
Outback Steakhouse, Inc.		12,700	528,447
* Pacific Sunwear of California, Inc.		14,400	358,848
* Payless ShoeSource, Inc.		13,321	334,357
PETsMART, Inc.		27,200	697,952
Pier 1 Imports, Inc.		16,800	146,664
Polo Ralph Lauren Corp.		11,800	662,452
The Reader’s Digest Association, Inc.		19,100	290,702
Regis Corp.		8,800	339,416
* Rent-A-Center, Inc.		13,700	258,382

Ross Stores, Inc.	28,000	809,200
Ruby Tuesday, Inc.	12,100	313,269
The Ryland Group, Inc.	9,000	649,170
* Saks, Inc.	26,900	453,534
* Scholastic Corp.	6,900	196,719
* Sotheby’s Holdings, Inc. - Class A	8,700	159,732
Thor Industries, Inc.	6,700	268,469
* The Timberland Co. - Class A	10,600	345,030
* Toll Brothers, Inc.	22,900	793,256
Tupperware Brands Corp.	10,300	230,720
* Urban Outfitters, Inc.	21,300	539,103
* Valassis Communications, Inc.	9,200	267,444
The Washington Post Co. - Class B	1,100	841,500
Westwood One, Inc.	12,700	207,010
* Williams-Sonoma, Inc.	22,300	962,245

Total		34,398,610

Consumer Staples (2.2%)
* BJ’s Wholesale Club, Inc.	13,100	387,236
Church & Dwight Co., Inc.	12,450	411,224
* Dean Foods Co.	26,037	980,553
* Energizer Holdings, Inc.	12,600	627,354
Hormel Foods Corp.	14,100	460,788
The J.M. Smucker Co.	11,280	496,320
Lancaster Colony Corp.	4,900	181,545
PepsiAmericas, Inc.	11,900	276,794
Ruddick Corp.	6,700	142,576
* Smithfield Foods, Inc.	19,100	584,460
Tootsie Roll Industries, Inc.	4,863	140,687
Universal Corp.	5,000	216,800

Total		4,906,337

Energy (9.0%)
Arch Coal, Inc.	12,500	993,750
* Cooper Cameron Corp.	21,900	906,660
* Denbury Resources, Inc.	22,200	505,716
ENSCO International, Inc.	29,700	1,317,195
* FMC Technologies, Inc.	13,299	570,793
* Forest Oil Corp.	10,600	483,042
* Grant Prideco, Inc.	24,900	1,098,588
* Hanover Compressor Co.	17,800	251,158
Helmerich & Payne, Inc.	10,100	625,291
* Newfield Exploration Co.	24,600	1,231,722
Noble Energy, Inc.	33,800	1,362,140
Overseas Shipholding Group, Inc.	5,700	287,223
Patterson-UTI Energy, Inc.	33,400	1,100,530
Peabody Energy Corp.	25,400	2,093,468
Pioneer Natural Resources Co.	24,900	1,276,623
* Plains Exploration & Production Co.	15,200	603,896
Pogo Producing Co.	11,600	577,796
* Pride International, Inc.	30,700	944,025
* Quicksilver Resources, Inc.	12,900	541,929
Smith International, Inc.	38,800	1,439,868
* Southwestern Energy Co.	29,800	1,071,012
Tidewater, Inc.	11,700	520,182
Western Gas Resources, Inc.	11,100	522,699

Total		20,325,306

Financials (17.5%)
A.G. Edwards, Inc.	14,800	693,528
(b) AMB Property Corp.	16,500	811,305
American Financial Group, Inc.	9,000	344,790

* AmeriCredit Corp.	26,700	684,321
AmerUs Group Co.	7,500	425,025
Arthur J. Gallagher & Co.	18,400	568,192
Associated Banc-Corp.	26,411	859,678
Astoria Financial Corp.	17,100	502,740
Bank of Hawaii Corp.	9,900	510,246
Brown & Brown, Inc.	21,500	656,610
Cathay General Bancorp	9,700	348,618
City National Corp.	8,000	579,520
The Colonial BancGroup, Inc.	29,800	709,836
Commerce Bancorp, Inc.	33,600	1,156,176
Cullen/Frost Bankers, Inc.	9,100	488,488
Developers Diversified Realty Corp.	21,100	992,122
Eaton Vance Corp.	25,300	692,208
Everest Re Group, Ltd.	12,000	1,204,200
Fidelity National Financial, Inc.	33,613	1,236,622
First American Corp.	18,500	838,050
FirstMerit Corp.	16,100	417,151
Greater Bay Bancorp	9,800	251,076
Hanover Insurance Group, Inc.	10,400	434,408
HCC Insurance Holdings, Inc.	20,450	606,956
Highwoods Properties, Inc.	10,500	298,725
Horace Mann Educators Corp.	8,300	157,368
Hospitality Properties Trust	13,900	557,390
Independence Community Bank Corp.	14,300	568,139
IndyMac Bancorp, Inc.	12,400	483,848
Investors Financial Services Corp.	12,600	464,058
Jefferies Group, Inc.	9,600	431,808
* LaBranche & Co., Inc.	11,700	118,287
Legg Mason, Inc.	23,600	2,824,683
Leucadia National Corp.	15,900	754,614
Liberty Property Trust	17,100	732,735
The Macerich Co.	11,600	778,824
Mack-Cali Realty Corp.	12,000	518,400
Mercantile Bankshares Corp.	15,900	897,396
Mercury General Corp.	6,900	401,718
New Plan Excel Realty Trust	20,200	468,236
New York Community Bancorp, Inc.	45,788	756,418
Ohio Casualty Corp.	12,300	348,336
Old Republic International Corp.	35,400	929,604
The PMI Group, Inc.	17,300	710,511
Protective Life Corp.	13,500	590,895
Radian Group, Inc.	16,100	943,299
Raymond James Financial, Inc.	11,000	414,370
Rayonier, Inc.	14,707	586,074
Regency Centers Corp.	13,100	772,245
SEI Investments Co.	12,300	455,100
StanCorp Financial Group, Inc.	10,600	529,470
* SVB Financial Group	6,900	323,196
TCF Financial Corp.	22,000	597,080
Texas Regional Bancshares, Inc. - Class A	8,000	226,400
United Dominion Realty Trust, Inc.	26,500	621,160
Unitrin, Inc.	8,800	396,440
W.R. Berkley Corp.	21,675	1,032,164
Waddell & Reed Financial, Inc. - Class A	16,200	339,714
Washington Federal, Inc.	16,834	387,014
Webster Financial Corp.	10,400	487,760
Weingarten Realty Investors	15,600	589,836
Westamerica Bancorporation	6,200	329,034
Wilmington Trust Corp.	13,100	509,721

Total		39,343,936

Health Care (11.6%)
* Advanced Medical Optics, Inc.	12,892	538,886
* Affymetrix, Inc.	12,100	577,775
* Apria Healthcare Group, Inc.	9,600	231,456
* Barr Pharmaceuticals, Inc.	20,775	1,294,075

Beckman Coulter, Inc.	12,000	682,800
* Cephalon, Inc.	11,200	725,088
* Charles River Laboratories International, Inc.	14,000	593,180
* Community Health Systems, Inc.	17,100	655,614
* Covance, Inc.	12,100	587,455
* Cytyc Corp.	22,000	621,060
DENTSPLY International, Inc.	15,200	816,088
* Edwards Lifesciences Corp.	11,600	482,676
* Gen-Probe, Inc.	9,800	478,142
* Health Net, Inc.	22,200	1,144,410
* Henry Schein, Inc.	16,900	737,516
Hillenbrand Industries, Inc.	11,800	583,038
* INAMED Corp.	7,000	613,760
* Intuitive Surgical, Inc.	6,900	809,163
* Invitrogen Corp.	10,200	679,728
* IVAX Corp.	42,400	1,328,391
* LifePoint Hospitals, Inc.	11,000	412,500
* Lincare Holdings, Inc.	18,800	787,908
* Martek Biosciences Corp.	6,100	150,121
* Millennium Pharmaceuticals, Inc.	60,100	582,970
Omnicare, Inc.	23,100	1,321,782
* Par Pharmaceutical Cos, Inc.	6,600	206,844
Perrigo Co.	16,100	240,051
* Protein Design Labs, Inc.	21,800	619,556
* Renal Care Group, Inc.	13,250	626,858
* Sepracor, Inc.	20,500	1,057,800
STERIS Corp.	13,200	330,264
* Techne Corp.	7,500	421,125
* Triad Hospitals, Inc.	16,714	655,690
UnitedHealth Group, Inc.	18,590	1,155,183
Universal Health Services, Inc. - Class B	10,600	495,444
Valeant Pharmaceuticals International	17,900	323,632
* Varian, Inc.	6,000	238,740
* Varian Medical Systems, Inc.	25,400	1,278,636
* VCA Antech, Inc.	16,000	451,200
* Vertex Pharmaceuticals, Inc.	19,200	531,264

Total		26,067,869

Industrials (12.5%)
Adesa, Inc.	17,300	422,466
(b)* AGCO Corp.	17,500	289,975
* AirTran Holdings, Inc.	17,000	272,510
* Alaska Air Group, Inc.	6,400	228,608
Alexander & Baldwin, Inc.	8,500	461,040
* Alliant Techsystems, Inc.	7,100	540,807
AMETEK, Inc.	13,600	578,544
Banta Corp.	4,600	229,080
The Brink’s Co.	11,400	546,174
C.H. Robinson Worldwide, Inc.	33,100	1,225,693
Carlisle Companies, Inc.	5,900	407,985
* ChoicePoint, Inc.	17,333	771,492
CNF, Inc.	10,100	564,489
* Copart, Inc.	13,500	311,310
The Corporate Executive Board Co.	7,600	681,720
Crane Co.	9,600	338,592
Deluxe Corp.	9,800	295,372
Donaldson Co., Inc.	13,200	419,760
* The Dun & Bradstreet Corp.	12,800	857,088
Expeditors International of Washington, Inc.	20,600	1,390,705
Fastenal Co.	24,000	940,560
Federal Signal Corp.	9,300	139,593
* Flowserve Corp.	10,700	423,292
GATX Corp.	9,800	353,584
Graco, Inc.	13,300	485,184
Granite Construction, Inc.	6,400	229,824
Harsco Corp.	8,100	546,831
Herman Miller, Inc.	13,400	377,746

HNI Corp.	10,600	582,258
Hubbell, Inc. - Class B	11,700	527,904
J.B. Hunt Transport Services, Inc.	23,900	541,096
* Jacobs Engineering Group, Inc.	11,300	766,931
* JetBlue Airways Corp.	29,175	448,712
Joy Global, Inc.	23,500	940,000
Kelly Services, Inc. - Class A	3,700	97,014
Kennametal, Inc.	7,500	382,800
* Korn/Ferry International	8,200	153,258
Manpower, Inc.	16,900	785,850
Mine Safety Appliances Co.	5,100	184,671
MSC Industrial Direct Co., Inc. - Class A	10,400	418,288
* Navigant Consulting, Inc.	9,800	215,404
Nordson Corp.	6,300	255,213
Pentair, Inc.	19,600	676,592
Precision Castparts Corp.	25,700	1,331,516
* Quanta Services, Inc.	22,800	300,276
Republic Services, Inc.	23,600	886,180
Rollins, Inc.	5,650	111,362
* Sequa Corp. - Class A	1,200	82,860
SPX Corp.	12,700	581,279
* Stericycle, Inc.	8,500	500,480
* Swift Transportation Co., Inc.	10,100	205,030
Tecumseh Products Co. - Class A	3,600	82,476
Teleflex, Inc.	7,800	506,844
* Thomas & Betts Corp.	10,200	427,992
The Timken Co.	16,100	515,522
Trinity Industries, Inc.	8,400	370,188
* United Rentals, Inc.	13,000	304,070
Werner Enterprises, Inc.	9,975	196,508
* Yellow Roadway Corp.	11,200	499,632

Total		28,208,230

Information Technology (14.7%)
* 3Com Corp.	74,900	269,640
* Activision, Inc.	52,944	727,451
Acxiom Corp.	14,700	338,100
ADTRAN, Inc.	13,100	389,594
* Advent Software, Inc.	3,100	89,621
* Alliance Data Systems Corp.	13,300	473,480
Amphenol Corp. - Class A	17,200	761,272
* Anteon International Corp.	6,300	342,405
* Arrow Electronics, Inc.	23,100	739,893
* Atmel Corp.	82,300	254,307
* Avnet, Inc.	28,200	675,108
* Avocent Corp.	9,500	258,305
* The BISYS Group, Inc.	23,400	327,834
* Cabot Microelectronics Corp.	4,685	137,411
* Cadence Design Systems, Inc.	54,900	928,908
CDW Corp.	12,100	696,597
* Ceridian Corp.	28,100	698,285
Certegy, Inc.	12,000	486,720
* CheckFree Corp.	17,500	803,250
* Cognizant Technology Solutions Corp. - Class A	26,700	1,344,344
* CommScope, Inc.	10,600	213,378
* Credence Systems Corp.	19,200	133,632
* Cree, Inc.	14,700	371,028
* CSG Systems International, Inc.	9,400	209,808
* Cypress Semiconductor Corp.	26,200	373,350
Diebold, Inc.	13,400	509,200
* DST Systems, Inc.	12,200	730,902
* Dycom Industries, Inc.	7,800	171,600
* F5 Networks, Inc.	7,600	434,644
Fair Isaac Corp.	12,650	558,751
* Fairchild Semiconductor International, Inc.	23,200	392,312
* Gartner, Inc.	11,200	144,480
Harris Corp.	25,900	1,113,959

Imation Corp.	6,600	304,062
* Ingram Micro, Inc. - Class A	22,400	446,432
* Integrated Device Technology, Inc.	38,620	509,012
* International Rectifier Corp.	13,700	437,030
Intersil Corp. - Class A	29,900	743,912
Jack Henry & Associates, Inc.	14,500	276,660
* KEMET Corp.	16,800	118,776
* Lam Research Corp.	26,300	938,384
* Lattice Semiconductor Corp.	22,000	95,040
* Macrovision Corp.	9,800	163,954
* McAfee, Inc.	32,500	881,725
* McDATA Corp. - Class A	29,600	112,480
* MEMC Electronic Materials, Inc.	32,000	709,440
* Mentor Graphics Corp.	15,300	158,202
* Micrel, Inc.	12,600	146,160
Microchip Technology, Inc.	40,700	1,308,504
MoneyGram International, Inc.	16,500	430,320
* MPS Group, Inc.	19,600	267,932
National Instruments Corp.	10,750	344,538
* Newport Corp.	7,700	104,258
Plantronics, Inc.	9,200	260,360
* Plexus Corp.	8,400	191,016
* Polycom, Inc.	18,200	278,460
* Powerwave Technologies, Inc.	21,400	268,998
The Reynolds and Reynolds Co. - Class A	9,900	277,893
* RF Micro Devices, Inc.	36,600	198,006
* RSA Security, Inc.	13,700	153,851
* SanDisk Corp.	35,600	2,236,391
* Semtech Corp.	14,100	257,466
* Silicon Laboratories, Inc.	8,700	318,942
* SRA International, Inc. - Class A	7,200	219,888
* Sybase, Inc.	17,600	384,736
* Synopsys, Inc.	27,900	559,674
* Tech Data Corp.	10,900	432,512
* Transaction Systems Architects, Inc.	7,200	207,288
* TriQuint Semiconductor, Inc.	27,037	120,315
* UTStarcom, Inc.	20,300	163,618
* Vishay Intertechnology, Inc.	35,600	489,856
* Western Digital Corp.	41,700	776,037
* Wind River Systems, Inc.	14,500	214,165
* Zebra Technologies Corp. - Class A	13,650	584,903

Total		33,190,765

Materials (4.0%)
Airgas, Inc.	13,000	427,700
Albemarle Corp.	7,400	283,790
Bowater, Inc.	10,800	331,776
Cabot Corp.	12,000	429,600
Chemtura Corp.	46,378	589,001
Cytec Industries, Inc.	7,700	366,751
Ferro Corp.	8,100	151,956
* FMC Corp.	7,300	388,141
Glatfelter	8,500	120,615
Longview Fibre Co.	9,900	206,019
The Lubrizol Corp.	13,200	573,276
Lyondell Chemical Co.	39,600	943,272
Martin Marietta Materials, Inc.	9,000	690,480
Minerals Technologies, Inc.	3,900	217,971
Olin Corp.	13,900	273,552
Packaging Corp. of America	12,100	277,695
Potlatch Corp.	5,600	285,488
RPM International, Inc.	22,800	396,036
The Scotts Miracle-Gro Co. - Class A	8,700	393,588
Sensient Technologies Corp.	9,100	162,890
Sonoco Products Co.	19,200	564,480
Steel Dynamics, Inc.	7,400	262,774
The Valspar Corp.	19,600	483,532

Worthington Industries, Inc.	13,800	265,098

Total		9,085,481

Telecommunication Services (0.4%)
* Cincinnati Bell, Inc.	47,600	167,076
Telephone and Data Systems, Inc.	19,900	716,997

Total		884,073

Utilities (7.0%)
(b) AGL Resources, Inc.	15,000	522,150
Alliant Energy Corp.	22,600	633,704
Aqua America, Inc.	24,900	679,770
* Aquila, Inc.	72,200	259,920
Black Hills Corp.	6,400	221,504
DPL, Inc.	24,700	642,447
Duquesne Light Holdings, Inc.	15,100	246,432
Energy East Corp.	28,600	652,080
Equitable Resources, Inc.	23,400	858,546
Great Plains Energy, Inc.	14,500	405,420
Hawaiian Electric Industries, Inc.	15,700	406,630
IDACORP, Inc.	8,200	240,260
MDU Resources Group, Inc.	23,200	759,568
National Fuel Gas Co.	16,300	508,397
Northeast Utilities	29,000	571,010
NSTAR	20,700	594,090
OGE Energy Corp.	17,500	468,825
ONEOK, Inc.	18,900	503,307
Pepco Holdings, Inc.	36,600	818,742
PNM Resources, Inc.	13,300	325,717
Puget Energy, Inc.	22,300	455,366
Questar Corp.	16,500	1,249,050
SCANA Corp.	22,100	870,298
* Sierra Pacific Resources	35,458	462,372
Vectren Corp.	14,700	399,252
Westar Energy, Inc.	16,800	361,200
WGL Holdings, Inc.	9,400	282,564
Wisconsin Energy Corp.	22,600	882,756
WPS Resources Corp.	7,700	425,887

Total		15,707,264

Total Common Stocks (Cost: $160,298,048)		212,117,871

Money Market Investments (5.1%)
Federal Government & Agencies (0.4%)
(b) Federal National Mortgage Association, 4.32%, 3/22/06	1,000,000	990,770

Total		990,770

Finance Services (2.8%)
(b) Bryant Park Funding LLC, 4.27%, 1/12/06	3,000,000	2,996,086
(b) Morgan Stanley Dean Witter, 4.25%, 1/9/06	3,000,000	2,997,166

Total		5,993,252

Miscellaneous Business Credit Institutions (0.6%)
(b) General Electric Capital, 3.95%, 1/3/06	1,400,000	1,399,693

Total		1,399,693

Short Term Business Credit (1.3%)
(b) Sheffield Receivables, 4.35%, 1/4/06	3,000,000	2,998,913

Total		2,998,913

Total Money Market Investments (Cost: $11,382,258)		11,382,628

Total Investments (99.3%) (Cost $171,680,306)(a)		223,500,499

Other Assets, Less Liabilities (0.7%)		1,594,717

Total Net Assets (100.0%)		225,095,216

*	Non-Income Producing

(a)	At December 31, 2005 the aggregate cost of securities for federal tax purposes was $171,680,306 and the net unrealized appreciation of investments based on that cost was $51,820,193 which is comprised of $59,418,762 aggregate gross unrealized appreciation and $7,598,569 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
Midcap 400 Index Futures (Long) (Total Notional Value at December 31, 2005, $12,695,200)	34	3/06	$(60,800)

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

Growth Stock Fund

Schedule of Investments

December 31, 2005 (unaudited)

	Country	Shares/Par	$ Value
Common Stocks (91.9%)
Consumer Discretionary (15.5%)
* Bed Bath & Beyond, Inc.		8,200	$296,430
Carnival Corp.		26,400	1,411,608
* eBay, Inc.		17,100	739,575
Federated Department Stores, Inc.		13,900	921,987
Fortune Brands, Inc.		29,000	2,262,580
Harley-Davidson, Inc.		13,500	695,115
Hilton Hotels Corp.		33,600	810,096
J. C. Penney Co., Inc.		36,800	2,046,080
Johnson Controls, Inc.		15,700	1,144,687
* Kohl’s Corp.		25,300	1,229,580
Lowe’s Companies, Inc.		19,400	1,293,204
The McGraw-Hill Companies, Inc.		35,400	1,827,702
News Corp. - Class A		74,100	1,152,255
NIKE, Inc. - Class B		12,100	1,050,159
Omnicom Group, Inc.		9,200	783,196
Staples, Inc.		62,200	1,412,562
Starwood Hotels & Resorts Worldwide, Inc.		26,500	1,692,290
Target Corp.		39,300	2,160,321
Time Warner, Inc.		43,600	760,384

Total			23,689,811

Consumer Staples (7.5%)
Altria Group, Inc.		29,400	2,196,768
CVS Corp.		57,700	1,524,434
PepsiCo, Inc.		37,880	2,237,950
The Procter & Gamble Co.		39,100	2,263,108
Wal-Mart Stores, Inc.		40,200	1,881,360
Walgreen Co.		29,700	1,314,522

Total			11,418,142

Energy (6.9%)
ConocoPhillips		27,686	1,610,771
EOG Resources, Inc.		29,000	2,127,730
Exxon Mobil Corp.		46,784	2,627,858
Halliburton Co.		29,300	1,815,428
Noble Corp.		22,700	1,601,258
Valero Energy Corp.		13,400	691,440

Total			10,474,485

Financials (13.2%)
American Express Co.		23,900	1,229,894
American International Group, Inc.		30,300	2,067,369
Capital One Financial Corp.		17,900	1,546,560
Citigroup, Inc.		35,400	1,717,962
Genworth Financial, Inc.		54,900	1,898,442
The Goldman Sachs Group, Inc.		11,000	1,404,810
Legg Mason, Inc.		10,600	1,268,714
Lehman Brothers Holdings, Inc.		12,700	1,627,759
Prudential Financial, Inc.		33,200	2,429,908
SLM Corp.		19,200	1,057,728
U.S. Bancorp		37,300	1,114,897
Wachovia Corp.		22,100	1,168,206

Wells Fargo & Co.	25,000	1,570,750

Total		20,102,999

Health Care (16.4%)
Abbott Laboratories	33,300	1,313,019
Aetna, Inc.	22,700	2,140,837
* Amgen, Inc.	39,300	3,099,198
* Caremark Rx, Inc.	33,300	1,724,607
Eli Lilly and Co.	20,900	1,182,731
* Fisher Scientific International, Inc.	21,900	1,354,734
* Genentech, Inc.	18,900	1,748,250
* Gilead Sciences, Inc.	21,100	1,110,493
Johnson & Johnson	38,000	2,283,800
Medtronic, Inc.	32,500	1,871,025
Novartis AG, ADR	19,000	997,120
* St. Jude Medical, Inc.	31,500	1,581,300
Teva Pharmaceutical Industries, Ltd., ADR	43,200	1,858,032
UnitedHealth Group, Inc.	29,400	1,826,916
* Zimmer Holdings, Inc.	16,300	1,099,272

Total		25,191,334

Industrials (8.8%)
American Standard Companies, Inc.	45,600	1,821,720
Caterpillar, Inc.	17,600	1,016,752
Danaher Corp.	27,000	1,506,060
Emerson Electric Co.	19,600	1,464,120
FedEx Corp.	14,600	1,509,494
General Electric Co.	141,000	4,942,050
ITT Industries, Inc.	4,900	503,818
United Technologies Corp.	13,000	726,830

Total		13,490,844

Information Technology (20.4%)
Accenture, Ltd. - Class A	58,400	1,686,008
* Advanced Micro Devices, Inc.	24,700	755,820
* Affiliated Computer Services, Inc. - Class A	30,100	1,781,318
* Amdocs, Ltd.	38,500	1,058,750
* ASML Holding N.V.	83,100	1,668,648
* Broadcom Corp. - Class A	31,700	1,494,655
* Cisco Systems, Inc.	77,600	1,328,512
* Dell, Inc.	61,500	1,844,385
* Electronic Arts, Inc.	24,800	1,297,288
First Data Corp.	31,800	1,367,718
* Google, Inc. - Class A	4,200	1,742,412
Intel Corp.	52,000	1,297,920
International Business Machines Corp.	20,400	1,676,880
* Juniper Networks, Inc.	64,900	1,447,270
Maxim Integrated Products, Inc.	28,600	1,036,464
Microsoft Corp.	109,300	2,858,195
* Oracle Corp.	101,500	1,239,315
QUALCOMM, Inc.	36,400	1,568,112
Telefonaktiebolaget LM Ericsson, ADR	36,100	1,241,840
Texas Instruments, Inc.	33,300	1,067,931
* Yahoo!, Inc.	45,936	1,799,772

Total		31,259,213

Materials (1.7%)
Monsanto Co.	9,800	759,794
Praxair, Inc.	35,100	1,858,896

Total		2,618,690

Telecommunication Services (1.0%)
Sprint Nextel Corp.	63,700	1,488,032

Total		1,488,032

Utilities (0.5%)
Questar Corp.	9,300	704,010

Total		704,010

Total Common Stocks (Cost: $112,914,806)		140,437,560

Money Market Investments (7.9%)
Federal Government & Agencies (0.6%)
Federal National Mortgage Association, 4.32%, 3/22/06	1,000,000	990,770

Total		990,770

Finance Services (2.0%)
(b) Bryant Park Funding LLC, 4.27%, 1/12/06	3,000,000	2,996,086

Total		2,996,086

Miscellaneous Business Credit Institutions (1.4%)
(b) General Electric Capital, 3.95%, 1/3/06	2,100,000	2,099,539

Total		2,099,539

Short Term Business Credit (3.9%)
(b) Old Line Funding Corp., 4.26%, 1/24/06	3,000,000	2,991,835
Sheffield Receivables, 4.35%, 1/4/06	3,000,000	2,998,913

Total		5,990,748

Total Money Market Investments (Cost: $12,076,773)		12,077,143

Total Investments (99.8%) (Cost $124,991,579)(a)		152,514,703

Other Assets, Less Liabilities (0.2%)		261,372

Total Net Assets (100.0%)		152,776,075

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At December 31, 2005 the aggregate cost of securities for federal tax purposes was $124,991,579 and the net unrealized appreciation of investments based on that cost was $27,523,124 which is comprised of $29,940,632 aggregate gross unrealized appreciation and $2,417,508 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
S&P 500 Index Futures (Long) (Total Notional Value at December 31, 2005, $6,970,975)	22	3/06	$(69,575)

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

Large Cap Core Stock Fund

Schedule of Investments

December 31, 2005 (unaudited)

	Country	Shares/Par	$ Value
Common Stocks (93.7%)
Consumer Discretionary (11.8%)
Carnival Corp.		25,500	$1,363,485
Federated Department Stores, Inc.		14,400	955,152
Fortune Brands, Inc.		18,100	1,412,162
Hilton Hotels Corp.		34,700	836,617
J. C. Penney Co., Inc.		35,200	1,957,119
Johnson Controls, Inc.		16,200	1,181,142
* Kohl’s Corp.		14,600	709,560
Lowe’s Companies, Inc.		11,900	793,254
News Corp. - Class A		96,900	1,506,795
NIKE, Inc. - Class B		12,500	1,084,875
Omnicom Group, Inc.		17,900	1,523,827
Staples, Inc.		60,150	1,366,007
Starwood Hotels & Resorts Worldwide, Inc.		26,900	1,717,834
Target Corp.		25,250	1,387,993
Time Warner, Inc.		42,000	732,480

Total			18,528,302

Consumer Staples (8.2%)
Altria Group, Inc.		42,600	3,183,072
CVS Corp.		60,000	1,585,200
The Hershey Co.		13,700	756,925
PepsiCo, Inc.		37,500	2,215,500
The Procter & Gamble Co.		45,970	2,660,744
Wal-Mart Stores, Inc.		24,100	1,127,880
Walgreen Co.		30,600	1,354,356

Total			12,883,677

Energy (8.8%)
BP PLC, ADR		22,600	1,451,372
ConocoPhillips		46,020	2,677,444
EOG Resources, Inc.		16,000	1,173,920
Exxon Mobil Corp.		55,300	3,106,201
Halliburton Co.		23,000	1,425,080
Kinder Morgan, Inc.		7,900	726,405
Noble Corp.		14,400	1,015,776
Schlumberger, Ltd.		8,400	816,060
Valero Energy Corp.		27,600	1,424,160

Total			13,816,418

Financials (17.1%)
American Express Co.		18,100	931,426
American International Group, Inc.		31,300	2,135,599
Bank of America Corp.		53,100	2,450,565
Capital One Financial Corp.		18,700	1,615,680
The Chubb Corp.		8,800	859,320
Citigroup, Inc.		35,200	1,708,256
Genworth Financial, Inc.		55,200	1,908,816
The Goldman Sachs Group, Inc.		12,100	1,545,291
JPMorgan Chase & Co.		42,948	1,704,606
Legg Mason, Inc.		11,000	1,316,590
Lehman Brothers Holdings, Inc.		14,000	1,794,380
Prudential Financial, Inc.		34,300	2,510,417

SLM Corp.	19,800	1,090,782
U.S. Bancorp	59,300	1,772,477
Wachovia Corp.	20,700	1,094,202
Wells Fargo & Co.	38,900	2,444,087

Total		26,882,494

Health Care (11.9%)
Abbott Laboratories	30,100	1,186,843
Aetna, Inc.	12,600	1,188,306
* Amgen, Inc.	21,100	1,663,946
* Caremark Rx, Inc.	32,300	1,672,817
Eli Lilly and Co.	28,500	1,612,815
* Fisher Scientific International, Inc.	22,500	1,391,850
* Genentech, Inc.	10,500	971,250
Johnson & Johnson	43,300	2,602,330
Medtronic, Inc.	33,100	1,905,567
* St. Jude Medical, Inc.	31,200	1,566,240
Teva Pharmaceutical Industries, Ltd., ADR	26,900	1,156,969
UnitedHealth Group, Inc.	29,500	1,833,130

Total		18,752,063

Industrials (11.0%)
American Standard Companies, Inc.	24,000	958,800
Canadian National Railway Co.	15,500	1,239,845
Danaher Corp.	22,500	1,255,050
Emerson Electric Co.	20,100	1,501,470
FedEx Corp.	14,800	1,530,172
General Electric Co.	145,200	5,089,260
Honeywell International, Inc.	27,480	1,023,630
ITT Industries, Inc.	5,000	514,100
Norfolk Southern Corp.	27,300	1,223,859
United Technologies Corp.	33,800	1,889,758
Waste Management, Inc.	35,800	1,086,530

Total		17,312,474

Information Technology (14.8%)
Accenture, Ltd. - Class A	52,000	1,501,240
* Affiliated Computer Services, Inc. - Class A	26,800	1,586,024
* Amdocs, Ltd.	39,700	1,091,750
* ASML Holding N.V.	41,100	825,288
* Broadcom Corp. - Class A	33,000	1,555,950
* Dell, Inc.	44,800	1,343,552
* Electronic Arts, Inc.	25,400	1,328,674
First Data Corp.	29,300	1,260,193
* Google, Inc. - Class A	2,700	1,120,122
Intel Corp.	30,100	751,296
International Business Machines Corp.	21,300	1,750,860
* Juniper Networks, Inc.	66,800	1,489,640
Maxim Integrated Products, Inc.	30,400	1,101,696
Microsoft Corp.	98,500	2,575,775
* Oracle Corp.	105,200	1,284,492
QUALCOMM, Inc.	27,200	1,171,776
Texas Instruments, Inc.	23,100	740,817
* Yahoo!, Inc.	19,200	752,256

Total		23,231,401

Materials (3.5%)
Monsanto Co.	25,700	1,992,521
Praxair, Inc.	27,100	1,435,216

Temple-Inland, Inc.	30,400	1,363,440
Weyerhaeuser Co.	9,600	636,864

Total		5,428,041

Telecommunication Services (2.8%)
AT&T, Inc.	49,691	1,216,933
Sprint Nextel Corp.	110,480	2,580,812
Verizon Communications, Inc.	21,500	647,580

Total		4,445,325

Utilities (3.8%)
Duke Energy Corp.	48,500	1,331,325
Edison International	21,025	916,900
Exelon Corp.	19,600	1,041,544
PG&E Corp.	53,800	1,997,056
Questar Corp.	9,600	726,720

Total		6,013,545

Total Common Stocks (Cost: $113,057,115)		147,293,740

Money Market Investments (6.5%)

Federal Government & Agencies (0.6%)
(b) Federal National Mortgage Association, 4.32%, 3/22/06	1,000,000	990,770

Total		990,770

Finance Services (3.8%)
(b) Bryant Park Funding LLC, 4.27%, 1/12/06	3,000,000	2,996,013
(b) Morgan Stanley Dean Witter, 4.43%, 1/3/06	3,000,000	2,999,261

Total		5,995,274

Miscellaneous Business Credit Institutions (0.2%)
(b) General Electric Capital, 3.95%, 1/3/06	300,000	299,934

Total		299,934

Short Term Business Credit (1.9%)
(b) Old Line Funding Corp., 4.26%, 1/24/06	3,000,000	2,991,835

Total		2,991,835

Total Money Market Investments (Cost: $10,277,443)		10,277,813

Total Investments (100.2%) (Cost $123,334,558)(a)		157,571,553

Other Assets, Less Liabilities (-0.2%)		(239,962)

Total Net Assets (100.0%)		157,331,591

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At December 31, 2005 the aggregate cost of securities for federal tax purposes was $123,334,558 and the net unrealized appreciation of investments based on that cost was $34,236,996 which is comprised of $35,786,011 aggregate gross unrealized appreciation and $1,549,015 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
S&P 500 Index Futures (Long) (Total Notional Value at December 31, 2005, $5,386,663)	17	3/06	$(53,763)

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

Index 500 Stock Fund

Schedule of Investments

December 31, 2005 (unaudited)

	Country	Shares/Par	$ Value
Common Stocks (96.4%)
Consumer Discretionary (10.4%)
* Amazon.com, Inc.		4,800	$226,320
* Apollo Group, Inc. - Class A		2,300	139,058
* AutoNation, Inc.		2,900	63,017
* AutoZone, Inc.		900	82,575
* Bed Bath & Beyond, Inc.		4,700	169,905
Best Buy Co., Inc.		6,425	279,359
* Big Lots, Inc.		1,800	21,618
The Black & Decker Corp.		1,200	104,352
Brunswick Corp.		1,500	60,990
Carnival Corp.		6,818	364,558
* CCE Spinco, Inc.		1,075	14,083
Centex Corp.		2,000	142,980
Circuit City Stores, Inc.		2,500	56,475
Clear Channel Communications, Inc.		8,500	267,325
* Coach, Inc.		6,000	200,040
* Comcast Corp. - Class A		34,284	890,012
Cooper Tire & Rubber Co.		1,000	15,320
D.R. Horton, Inc.		4,300	153,639
Dana Corp.		2,378	17,074
Darden Restaurants, Inc.		2,050	79,704
Dillard’s, Inc. - Class A		1,000	24,820
Dollar General Corp.		4,990	95,159
Dow Jones & Co., Inc.		900	31,941
The E.W. Scripps Co. - Class A		1,300	62,426
Eastman Kodak Co.		4,500	105,300
* eBay, Inc.		18,100	782,825
Family Dollar Stores, Inc.		2,500	61,975
Federated Department Stores, Inc.		4,285	284,224
Ford Motor Co.		29,344	226,536
Fortune Brands, Inc.		2,300	179,446
Gannett Co., Inc.		3,800	230,166
The Gap, Inc.		9,062	159,854
General Motors Corp.		8,904	172,916
Genuine Parts Co.		2,750	120,780
* The Goodyear Tire & Rubber Co.		2,800	48,664
H&R Block, Inc.		5,200	127,660
Harley-Davidson, Inc.		4,325	222,694
Harrah’s Entertainment, Inc.		2,900	206,741
Hasbro, Inc.		2,850	57,513
Hilton Hotels Corp.		5,200	125,372
The Home Depot, Inc.		33,550	1,358,103
International Game Technology		5,300	163,134
* The Interpublic Group of Companies, Inc.		6,800	65,620
J. C. Penney Co., Inc.		3,625	201,550
Johnson Controls, Inc.		3,100	226,021
Jones Apparel Group, Inc.		1,800	55,296
KB HOME		1,200	87,192
Knight-Ridder, Inc.		1,100	69,630
* Kohl’s Corp.		5,400	262,440
Leggett & Platt, Inc.		2,900	66,584
Lennar Corp. - Class A		2,200	134,244
Limited Brands, Inc.		5,510	123,149
Liz Claiborne, Inc.		1,700	60,894
Lowe’s Companies, Inc.		12,400	826,584
Marriott International, Inc. - Class A		2,600	174,122
Mattel, Inc.		6,400	101,248
Maytag Corp.		1,300	24,466
McDonald’s Corp.		19,851	669,376
The McGraw-Hill Companies, Inc.		5,900	304,617
Meredith Corp.		700	36,638

The New York Times Co. - Class A	2,338	61,840
Newell Rubbermaid, Inc.	4,345	103,324
News Corp. - Class A	38,500	598,675
NIKE, Inc. - Class B	3,000	260,370
Nordstrom, Inc.	3,400	127,160
* Office Depot, Inc.	4,900	153,860
OfficeMax, Inc.	1,100	27,896
Omnicom Group, Inc.	2,900	246,877
Pulte Homes, Inc.	3,400	133,824
RadioShack Corp.	2,133	44,857
Reebok International, Ltd.	800	46,584
* Sears Holdings Corp.	1,607	185,657
The Sherwin-Williams Co.	1,727	78,440
Snap-on, Inc.	866	32,527
The Stanley Works	1,100	52,844
Staples, Inc.	11,550	262,301
* Starbucks Corp.	12,100	363,121
Starwood Hotels & Resorts Worldwide, Inc.	3,500	223,510
Target Corp.	13,900	764,083
Tiffany & Co.	2,200	84,238
Time Warner, Inc.	73,700	1,285,327
The TJX Companies, Inc.	7,300	169,579
Tribune Co.	4,160	125,882
* Univision Communications, Inc. - Class A	3,500	102,865
VF Corp.	1,400	77,476
Viacom, Inc. - Class B	24,431	796,451
* Visteon Corp.	2,052	12,846
The Walt Disney Co.	30,425	729,287
Wendy’s International, Inc.	1,800	99,468
Whirlpool Corp.	1,100	92,136
Yum! Brands, Inc.	4,460	209,085

Total		19,238,714

Consumer Staples (9.1%)
Alberto-Culver Co.	1,150	52,613
Albertson’s, Inc.	5,839	124,663
Altria Group, Inc.	32,874	2,456,345
Anheuser-Busch Companies, Inc.	12,232	525,487
Archer-Daniels-Midland Co.	10,337	254,910
Avon Products, Inc.	7,250	206,988
Brown-Forman Corp. - Class B	1,312	90,948
Campbell Soup Co.	2,924	87,047
The Clorox Co.	2,400	136,536
The Coca-Cola Co.	32,725	1,319,145
Coca-Cola Enterprises, Inc.	4,800	92,016
Colgate-Palmolive Co.	8,224	451,086
ConAgra Foods, Inc.	8,200	166,296
* Constellation Brands, Inc. - Class A	3,100	81,313
Costco Wholesale Corp.	7,500	371,025
CVS Corp.	12,900	340,818
General Mills, Inc.	5,600	276,192
H.J. Heinz Co.	5,300	178,716
The Hershey Co.	2,900	160,225
Kellogg Co.	4,100	177,202
Kimberly-Clark Corp.	7,423	442,782
* The Kroger Co.	11,422	215,647
McCormick & Co., Inc.	2,100	64,932
Molson Coors Brewing Co.	900	60,291
The Pepsi Bottling Group, Inc.	2,200	62,942
PepsiCo, Inc.	26,200	1,547,896
The Procter & Gamble Co.	52,946	3,064,514
Reynolds American, Inc.	1,400	133,462
Safeway, Inc.	7,100	167,986
Sara Lee Corp.	12,040	227,556
SUPERVALU, Inc.	2,200	71,456
SYSCO Corp.	9,825	305,066
Tyson Foods, Inc. - Class A	4,000	68,400

UST, Inc.	2,600	106,158
Wal-Mart Stores, Inc.	39,467	1,847,056
Walgreen Co.	16,000	708,160
Wm. Wrigley Jr. Co.	2,800	186,172

Total		16,830,047

Energy (9.0%)
Amerada Hess Corp.	1,300	164,866
Anadarko Petroleum Corp.	3,719	352,375
Apache Corp.	5,240	359,045
Baker Hughes, Inc.	5,410	328,820
BJ Services Co.	5,100	187,017
Burlington Resources, Inc.	5,962	513,924
Chevron Corp.	35,522	2,016,584
ConocoPhillips	21,896	1,273,909
Devon Energy Corp.	7,000	437,780
El Paso Corp.	10,468	127,291
EOG Resources, Inc.	3,800	278,806
Exxon Mobil Corp.	98,399	5,527,073
Halliburton Co.	8,146	504,726
Kerr-McGee Corp.	1,822	165,547
Kinder Morgan, Inc.	1,700	156,315
Marathon Oil Corp.	5,760	351,187
Murphy Oil Corp.	2,600	140,374
* Nabors Industries, Ltd.	2,500	189,375
* National-Oilwell Varco, Inc.	2,800	175,560
Noble Corp.	2,200	155,188
Occidental Petroleum Corp.	6,400	511,232
Rowan Companies, Inc.	1,700	60,588
Schlumberger, Ltd.	9,300	903,495
Sunoco, Inc.	2,200	172,436
* Transocean, Inc.	5,187	361,482
Valero Energy Corp.	9,700	500,520
* Weatherford International, Ltd.	5,500	199,100
The Williams Companies, Inc.	9,100	210,847
XTO Energy, Inc.	5,766	253,358

Total		16,578,820

Financials (20.5%)
ACE, Ltd.	5,100	272,544
AFLAC, Inc.	7,900	366,718
The Allstate Corp.	10,225	552,866
Ambac Financial Group, Inc.	1,700	131,002
American Express Co.	19,625	1,009,903
American International Group, Inc.	41,019	2,798,725
Ameriprise Financial, Inc.	3,905	160,105
AmSouth Bancorporation	5,500	144,155
Aon Corp.	5,025	180,649
Apartment Investment & Management Co. - Class A	1,500	56,805
Archstone-Smith Trust	3,400	142,426
Bank of America Corp.	63,440	2,927,755
The Bank of New York Co., Inc.	12,127	386,245
BB&T Corp.	8,600	360,426
The Bear Stearns Companies, Inc.	1,792	207,030
Capital One Financial Corp.	4,700	406,080
The Charles Schwab Corp.	16,300	239,121
The Chubb Corp.	3,200	312,480
Cincinnati Financial Corp.	2,795	124,881
CIT Group, Inc.	3,200	165,696
Citigroup, Inc.	80,015	3,883,127
Comerica, Inc.	2,650	150,414
Compass Bancshares, Inc.	2,000	96,580
Countrywide Financial Corp.	9,400	321,386
* E*TRADE Financial Corp.	6,500	135,590
Equity Office Properties Trust	6,400	194,112

Equity Residential	4,600	179,952
Fannie Mae	15,323	747,916
Federated Investors, Inc. - Class B	1,300	48,152
Fifth Third Bancorp	8,814	332,464
First Horizon National Corp.	2,000	76,880
Franklin Resources, Inc.	2,300	216,223
Freddie Mac	10,900	712,315
Genworth Financial, Inc.	6,000	207,480
Golden West Financial Corp.	4,000	264,000
The Goldman Sachs Group, Inc.	7,100	906,741
The Hartford Financial Services Group, Inc.	4,700	403,683
Huntington Bancshares, Inc.	3,572	84,835
Janus Capital Group, Inc.	3,400	63,342
Jefferson-Pilot Corp.	2,100	119,553
JPMorgan Chase & Co.	55,330	2,196,047
KeyCorp	6,400	210,752
Lehman Brothers Holdings, Inc.	4,222	541,134
Lincoln National Corp.	2,700	143,181
Loews Corp.	2,100	199,185
M&T Bank Corp.	1,300	141,765
Marsh & McLennan Companies, Inc.	8,640	274,406
Marshall & Ilsley Corp.	3,300	142,032
MBIA, Inc.	2,150	129,344
MBNA Corp.	19,825	538,249
Mellon Financial Corp.	6,623	226,838
Merrill Lynch & Co., Inc.	14,500	982,085
MetLife, Inc.	11,949	585,501
MGIC Investment Corp.	1,400	92,148
Moody’s Corp.	3,950	242,609
Morgan Stanley	17,036	966,623
National City Corp.	8,724	292,865
North Fork Bancorporation, Inc.	7,550	206,568
Northern Trust Corp.	2,900	150,278
Plum Creek Timber Co., Inc.	2,900	104,545
PNC Financial Services Group, Inc.	4,633	286,458
Principal Financial Group, Inc.	4,400	208,692
The Progressive Corp.	3,100	362,018
ProLogis	3,800	177,536
Prudential Financial, Inc.	8,000	585,520
Public Storage, Inc.	1,300	88,036
Regions Financial Corp.	7,227	246,874
SAFECO Corp.	2,000	113,000
Simon Property Group, Inc.	2,900	222,227
SLM Corp.	6,600	363,594
Sovereign Bancorp, Inc.	5,600	121,072
The St. Paul Travelers Companies, Inc.	10,922	487,886
State Street Corp.	5,200	288,288
SunTrust Banks, Inc.	5,700	414,732
Synovus Financial Corp.	4,950	133,700
T. Rowe Price Group, Inc.	2,100	151,263
Torchmark Corp.	1,600	88,960
U.S. Bancorp	28,671	856,976
UnumProvident Corp.	4,676	106,379
Vornado Realty Trust	1,900	158,593
Wachovia Corp.	24,548	1,297,607
Washington Mutual, Inc.	15,561	676,904
Wells Fargo & Co.	26,425	1,660,283
XL Capital, Ltd. - Class A	2,800	188,664
Zions Bancorporation	1,700	128,452

Total		37,870,226

Health Care (12.8%)
Abbott Laboratories	24,525	967,021
Aetna, Inc.	4,500	424,395
Allergan, Inc.	2,100	226,716
AmerisourceBergen Corp.	3,200	132,480
* Amgen, Inc.	19,536	1,540,609

Applera Corp. - Applied Biosystems Group	3,000	79,680
Bausch & Lomb, Inc.	800	54,320
Baxter International, Inc.	9,900	372,735
Becton, Dickinson and Co.	4,000	240,320
* Biogen Idec, Inc.	5,345	242,289
Biomet, Inc.	3,900	142,623
* Boston Scientific Corp.	9,348	228,933
Bristol-Myers Squibb Co.	30,948	711,185
C. R. Bard, Inc.	1,700	112,064
Cardinal Health, Inc.	6,725	462,344
* Caremark Rx, Inc.	7,100	367,709
* Chiron Corp.	1,700	75,582
CIGNA Corp.	2,000	223,400
* Coventry Health Care, Inc.	2,550	145,248
Eli Lilly and Co.	17,928	1,014,546
* Express Scripts, Inc.	2,300	192,740
* Fisher Scientific International, Inc.	1,900	117,534
* Forest Laboratories, Inc.	5,300	215,604
* Genzyme Corp.	4,100	290,198
* Gilead Sciences, Inc.	7,200	378,936
Guidant Corp.	5,200	336,700
HCA, Inc.	6,724	339,562
Health Management Associates, Inc. - Class A	3,900	85,644
* Hospira, Inc.	2,582	110,458
* Humana, Inc.	2,600	141,258
IMS Health, Inc.	3,700	92,204
Johnson & Johnson	47,064	2,828,546
* King Pharmaceuticals, Inc.	3,833	64,854
* Laboratory Corp. of America Holdings	2,100	113,085
Manor Care, Inc.	1,300	51,701
McKesson Corp.	4,821	248,715
* Medco Health Solutions, Inc.	4,894	273,085
* MedImmune, Inc.	3,900	136,578
Medtronic, Inc.	19,100	1,099,587
Merck & Co., Inc.	34,580	1,099,990
* Millipore Corp.	800	52,832
Mylan Laboratories, Inc.	3,500	69,860
* Patterson Companies, Inc.	2,200	73,480
PerkinElmer, Inc.	2,100	49,476
Pfizer, Inc.	116,503	2,716,850
Quest Diagnostics, Inc.	2,600	133,848
Schering-Plough Corp.	23,400	487,890
* St. Jude Medical, Inc.	5,800	291,160
Stryker Corp.	4,600	204,378
* Tenet Healthcare Corp.	7,400	56,684
* Thermo Electron Corp.	2,600	78,338
UnitedHealth Group, Inc.	20,000	1,242,800
* Waters Corp.	1,700	64,260
* Watson Pharmaceuticals, Inc.	1,600	52,016
* WellPoint, Inc.	9,700	773,963
Wyeth	21,200	976,684
* Zimmer Holdings, Inc.	3,930	265,039

Total		23,570,736

Industrials (11.0%)
3M Co.	12,000	930,000
* Allied Waste Industries, Inc.	3,500	30,590
American Power Conversion Corp.	2,700	59,400
American Standard Companies, Inc.	2,900	115,855
Avery Dennison Corp.	1,700	93,959
The Boeing Co.	12,770	896,965
Burlington Northern Santa Fe Corp.	5,927	419,750
Caterpillar, Inc.	10,800	623,916
Cendant Corp.	16,172	278,967
Cintas Corp.	2,200	90,596
Cooper Industries, Ltd. - Class A	1,400	102,200
CSX Corp.	3,400	172,618

Cummins, Inc.	700	62,811
Danaher Corp.	3,800	211,964
Deere & Co.	3,800	258,818
Dover Corp.	3,200	129,568
Eaton Corp.	2,300	154,307
Emerson Electric Co.	6,525	487,418
Equifax, Inc.	2,100	79,842
FedEx Corp.	4,820	498,340
Fluor Corp.	1,400	108,164
General Dynamics Corp.	3,200	364,960
General Electric Co.	166,996	5,853,209
Goodrich Corp.	1,900	78,090
Honeywell International, Inc.	13,350	497,288
Illinois Tool Works, Inc.	3,200	281,568
Ingersoll-Rand Co., Ltd. - Class A	5,200	209,924
ITT Industries, Inc.	1,500	154,230
L-3 Communications Holdings, Inc.	1,900	141,265
Lockheed Martin Corp.	5,700	362,691
Masco Corp.	6,700	202,273
* Monster Worldwide, Inc.	1,900	77,558
* Navistar International Corp.	1,000	28,620
Norfolk Southern Corp.	6,400	286,912
Northrop Grumman Corp.	5,578	335,294
PACCAR, Inc.	2,650	183,460
Pall Corp.	2,000	53,720
Parker Hannifin Corp.	1,850	122,026
Pitney Bowes, Inc.	3,636	153,621
R. R. Donnelley & Sons Co.	3,433	117,443
Raytheon Co.	7,100	285,065
Robert Half International, Inc.	2,700	102,303
Rockwell Automation, Inc.	2,800	165,648
Rockwell Collins, Inc.	2,700	125,469
Ryder System, Inc.	1,000	41,020
Southwest Airlines Co.	10,980	180,401
Textron, Inc.	2,100	161,658
Tyco International, Ltd.	31,870	919,768
Union Pacific Corp.	4,200	338,142
United Parcel Service, Inc. - Class B	17,400	1,307,609
United Technologies Corp.	16,100	900,151
W.W. Grainger, Inc.	1,200	85,320
Waste Management, Inc.	8,757	265,775

Total		20,188,529

Information Technology (14.6%)
* ADC Telecommunications, Inc.	1,828	40,838
Adobe Systems, Inc.	9,500	351,120
* Advanced Micro Devices, Inc.	6,400	195,840
* Affiliated Computer Services, Inc. - Class A	2,000	118,360
* Agilent Technologies, Inc.	6,546	217,916
* Altera Corp.	5,724	106,066
Analog Devices, Inc.	5,800	208,046
* Andrew Corp.	2,600	27,898
* Apple Computer, Inc.	13,300	956,137
Applied Materials, Inc.	25,600	459,264
* Applied Micro Circuits Corp.	4,700	12,079
Autodesk, Inc.	3,600	154,620
Automatic Data Processing, Inc.	9,150	419,894
* Avaya, Inc.	6,577	70,177
* BMC Software, Inc.	3,400	69,666
* Broadcom Corp. - Class A	4,600	216,890
* Ciena Corp.	9,100	27,027
* Cisco Systems, Inc.	97,133	1,662,917
* Citrix Systems, Inc.	2,800	80,584
Computer Associates International, Inc.	7,300	205,787
* Computer Sciences Corp.	2,900	146,856
* Compuware Corp.	6,100	54,717
* Comverse Technology, Inc.	3,200	85,088

* Convergys Corp.	2,200	34,870
* Corning, Inc.	24,100	473,806
* Dell, Inc.	37,200	1,115,628
* Electronic Arts, Inc.	4,800	251,088
Electronic Data Systems Corp.	8,233	197,921
* EMC Corp.	37,812	514,999
First Data Corp.	12,053	518,400
* Fiserv, Inc.	2,900	125,483
* Freescale Semiconductor, Inc. - Class B	6,514	163,957
* Gateway, Inc.	4,200	10,542
Hewlett-Packard Co.	45,336	1,297,970
Intel Corp.	95,294	2,378,538
International Business Machines Corp.	24,951	2,050,972
* Intuit, Inc.	2,800	149,240
* Jabil Circuit, Inc.	2,800	103,852
* JDS Uniphase Corp.	26,100	61,596
KLA-Tencor Corp.	3,100	152,923
* Lexmark International, Inc. - Class A	1,800	80,694
Linear Technology Corp.	4,800	173,136
* LSI Logic Corp.	6,200	49,600
* Lucent Technologies, Inc.	70,284	186,955
Maxim Integrated Products, Inc.	5,200	188,448
* Mercury Interactive Corp.	1,400	38,906
* Micron Technology, Inc.	9,800	130,438
Microsoft Corp.	144,700	3,783,906
Molex, Inc.	2,250	58,388
Motorola, Inc.	39,360	889,142
National Semiconductor Corp.	5,428	141,019
* NCR Corp.	2,900	98,426
* Network Appliance, Inc.	5,900	159,300
* Novell, Inc.	6,000	52,980
* Novellus Systems, Inc.	2,100	50,652
* NVIDIA Corp.	2,700	98,712
* Oracle Corp.	59,425	725,579
* Parametric Technology Corp.	4,300	26,230
Paychex, Inc.	5,225	199,177
* PMC-Sierra, Inc.	2,900	22,359
* QLogic Corp.	1,300	42,263
QUALCOMM, Inc.	26,000	1,120,080
Sabre Holdings Corp. - Class A	2,111	50,896
* Sanmina-SCI Corp.	8,300	35,358
Scientific-Atlanta, Inc.	2,400	103,368
Siebel Systems, Inc.	8,400	88,872
* Solectron Corp.	14,400	52,704
* Sun Microsystems, Inc.	53,949	226,046
* Symantec Corp.	17,074	298,795
Symbol Technologies, Inc.	3,950	50,639
Tektronix, Inc.	1,300	36,673
* Tellabs, Inc.	7,100	77,390
* Teradyne, Inc.	3,100	45,167
Texas Instruments, Inc.	25,625	821,794
* Unisys Corp.	5,400	31,482
* Xerox Corp.	15,200	222,680
Xilinx, Inc.	5,500	138,655
* Yahoo!, Inc.	20,000	783,600

Total		26,870,081

Materials (2.9%)
Air Products and Chemicals, Inc.	3,500	207,165
Alcoa, Inc.	13,786	407,652
Allegheny Technologies, Inc.	1,300	46,904
Ashland, Inc.	1,100	63,690
Ball Corp.	1,600	63,552
Bemis Co., Inc.	1,700	47,379
The Dow Chemical Co.	15,211	666,546
E. I. du Pont de Nemours and Co.	14,527	617,398
Eastman Chemical Co.	1,300	67,067

Ecolab, Inc.	2,900	105,183
Engelhard Corp.	1,900	57,285
Freeport-McMoRan Copper & Gold, Inc. - Class B	2,900	156,020
* Hercules, Inc.	1,800	20,340
International Flavors & Fragrances, Inc.	1,325	44,388
International Paper Co.	7,786	261,687
Louisiana-Pacific Corp.	1,700	46,699
MeadWestvaco Corp.	2,876	80,614
Monsanto Co.	4,240	328,727
Newmont Mining Corp.	7,058	376,897
Nucor Corp.	2,500	166,800
* Pactiv Corp.	2,300	50,600
Phelps Dodge Corp.	1,596	229,617
PPG Industries, Inc.	2,600	150,540
Praxair, Inc.	5,100	270,096
Rohm and Haas Co.	2,305	111,608
* Sealed Air Corp.	1,314	73,807
Sigma-Aldrich Corp.	1,100	69,619
Temple-Inland, Inc.	1,800	80,730
United States Steel Corp.	1,800	86,526
Vulcan Materials Co.	1,600	108,400
Weyerhaeuser Co.	3,800	252,092

Total		5,315,628

Telecommunication Services (2.9%)
ALLTEL Corp.	6,100	384,910
AT&T, Inc.	61,802	1,513,531
BellSouth Corp.	28,900	783,190
CenturyTel, Inc.	2,100	69,636
Citizens Communications Co.	5,300	64,819
* Qwest Communications International, Inc.	24,400	137,860
Sprint Nextel Corp.	46,733	1,091,683
Verizon Communications, Inc.	43,754	1,317,870

Total		5,363,499

Utilities (3.2%)
* The AES Corp.	10,325	163,445
* Allegheny Energy, Inc.	2,600	82,290
Ameren Corp.	3,200	163,968
American Electric Power Co., Inc.	6,200	229,958
CenterPoint Energy, Inc.	4,873	62,618
Cinergy Corp.	3,200	135,872
* CMS Energy Corp.	3,500	50,785
Consolidated Edison, Inc.	3,825	177,212
Constellation Energy Group	2,800	161,280
Dominion Resources, Inc.	5,442	420,122
DTE Energy Co.	2,800	120,932
Duke Energy Corp.	14,662	402,472
* Dynegy, Inc. - Class A	4,800	23,232
Edison International	5,200	226,772
Entergy Corp.	3,300	226,545
Exelon Corp.	10,574	561,903
FirstEnergy Corp.	5,237	256,561
FPL Group, Inc.	6,200	257,672
KeySpan Corp.	2,800	99,932
Nicor, Inc.	700	27,517
NiSource, Inc.	4,351	90,762
Peoples Energy Corp.	600	21,042
PG&E Corp.	5,400	200,448
Pinnacle West Capital Corp.	1,600	66,160
PPL Corp.	5,996	176,282
Progress Energy, Inc.	3,993	175,373
Public Service Enterprise Group, Inc.	3,924	254,942
Sempra Energy	4,051	181,647
The Southern Co.	11,700	404,001

TECO Energy, Inc.	3,300	56,694
TXU Corp.	7,594	381,143
Xcel Energy, Inc.	6,340	117,036

Total		5,976,618

Total Common Stocks (Cost: $147,959,923)		177,802,898

Money Market Investments (3.5%)
Federal Government & Agencies (0.5%)
(b) Federal National Mortgage Association, 4.32%, 3/22/06	1,000,000	990,770

Total		990,770

Finance Services (1.7%)
(b) Bryant Park Funding LLC, 4.27%, 1/12/06	3,000,000	2,996,086

Total		2,996,086

Miscellaneous Business Credit Institutions (1.3%)
(b) General Electric Capital, 3.95%, 1/3/06	2,400,000	2,399,473

Total		2,399,473

Total Money Market Investments (Cost: $6,385,959)		6,386,329

Total Investments (99.9%) (Cost $154,345,882)(a)		184,189,227

Other Assets, Less Liabilities (0.1%)		109,011

Total Net Assets (100.0%)		184,298,238

*	Non-Income Producing

(a)	At December 31, 2005 the aggregate cost of securities for federal tax purposes was $154,345,882 and the net unrealized appreciation of investments based on that cost was $29,843,346 which is comprised of $42,962,378 aggregate gross unrealized appreciation and $13,119,032 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
S&P 500 Index Futures (Long) (Total Notional Value at December 31, 2005, $6,338,163 )	20	3/06	$(64,163)

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

Asset Allocation Fund

Schedule of Investments

December 31, 2005 (unaudited)

	Country	Shares/Par	$ Value
Domestic Common Stocks and Warrants (42.5%)

LARGE CAP COMMON STOCKS (31.7%)

Consumer Discretionary (5.1%)
* Bed Bath & Beyond, Inc.	-	3,600	$130,140
Carnival Corp.	-	11,300	604,211
* eBay, Inc.	-	5,500	237,875
Federated Department Stores, Inc.	-	5,600	371,448
Fortune Brands, Inc.	-	12,800	998,656
Harley-Davidson, Inc.	-	6,000	308,940
Hilton Hotels Corp.	-	16,000	385,760
J. C. Penney Co., Inc.	-	14,200	789,520
Johnson Controls, Inc.	-	7,400	539,534
* Kohl’s Corp.	-	11,300	549,180
Lowe’s Companies, Inc.	-	9,100	606,606
The McGraw-Hill Companies, Inc.	-	13,700	707,331
News Corp. - Class A	-	41,400	643,770
NIKE, Inc. - Class B	-	5,700	494,703
Omnicom Group, Inc.	-	8,200	698,066
Staples, Inc.	-	27,250	618,848
Starwood Hotels & Resorts Worldwide, Inc.	-	11,900	759,934
Target Corp.	-	18,100	994,957
Time Warner, Inc.	-	18,800	327,872

Total			10,767,351

Consumer Staples (2.7%)
Altria Group, Inc.	-	17,500	1,307,600
CVS Corp.	-	26,900	710,698
The Hershey Co.	-	6,300	348,075
PepsiCo, Inc.	-	16,500	974,820
The Procter & Gamble Co.	-	18,400	1,064,992
Wal-Mart Stores, Inc.	-	16,700	781,560
Walgreen Co.	-	13,300	588,658

Total			5,776,403

Energy (2.8%)
BP PLC, ADR	-	9,300	597,246
ConocoPhillips	-	18,300	1,064,694
EOG Resources, Inc.	-	11,200	821,744
Exxon Mobil Corp.	-	19,700	1,106,549
Halliburton Co.	-	12,600	780,696
Kinder Morgan, Inc.	-	3,700	340,215
Noble Corp.	-	11,100	782,994
Valero Energy Corp.	-	11,400	588,240

Total			6,082,378

Financials (4.6%)
American Express Co.	-	8,500	437,410
American International Group, Inc.	-	14,500	989,335
Capital One Financial Corp.	-	8,400	725,760
The Chubb Corp.	-	8,300	810,495
Citigroup, Inc.	-	15,300	742,509
Genworth Financial, Inc.	-	24,900	861,042
Goldman Sachs Group, Inc.	-	4,900	625,779
Legg Mason, Inc.	-	4,500	538,605
Lehman Brothers Holdings, Inc.	-	5,500	704,935

Prudential Financial, Inc.	-	11,400	834,366
SLM Corp.	-	8,700	479,283
U.S. Bancorp	-	20,700	618,723
Wachovia Corp.	-	9,800	518,028
Wells Fargo & Co.	-	14,500	911,035

Total			9,797,305

Health Care (5.1%)
Abbott Laboratories	-	12,500	492,875
Aetna, Inc.	-	10,400	980,824
* Amgen, Inc.	-	16,100	1,269,646
* Caremark Rx, Inc.	-	14,300	740,597
Eli Lilly and Co.	-	8,300	469,697
* Fisher Scientific International, Inc.	-	9,700	600,042
* Genentech, Inc.	-	6,500	601,250
* Gilead Sciences, Inc.	-	9,900	521,037
Johnson & Johnson	-	16,400	985,640
Medtronic, Inc.	-	14,300	823,251
Novartis AG, ADR	-	8,300	435,584
* St. Jude Medical, Inc.	-	14,700	737,940
Teva Pharmaceutical Industries, Ltd., ADR	-	18,900	812,889
UnitedHealth Group, Inc.	-	13,000	807,820
* Zimmer Holdings, Inc.	-	7,100	478,824

Total			10,757,916

Industrials (3.4%)
American Standard Companies, Inc.	-	10,900	435,455
Burlington Northern Santa Fe Corp.	-	7,900	559,478
Caterpillar, Inc.	-	7,600	439,052
Danaher Corp.	-	12,500	697,250
Emerson Electric Co.	-	9,100	679,770
FedEx Corp.	-	6,700	692,713
General Electric Co.	-	66,300	2,323,815
Honeywell International, Inc.	-	10,200	379,950
ITT Industries, Inc.	-	2,300	236,486
Norfolk Southern Corp.	-	12,200	546,926
United Technologies Corp.	-	6,100	341,051

Total			7,331,946

Information Technology (6.2%)
Accenture, Ltd. - Class A	-	24,300	701,541
* Advanced Micro Devices, Inc.	-	11,700	358,020
* Affiliated Computer Services, Inc. - Class A	-	12,600	745,668
* Amdocs, Ltd.	-	17,100	470,250
* ASML Holding N.V.	-	37,100	744,968
* Broadcom Corp. - Class A	-	14,800	697,820
* Dell, Inc.	-	21,100	632,789
* Electronic Arts, Inc.	-	11,100	580,641
First Data Corp.	-	13,800	593,538
* Google, Inc. - Class A	-	2,000	829,720
Intel Corp.	-	20,100	501,696
International Business Machines Corp.	-	9,100	748,020
* Juniper Networks, Inc.	-	31,200	695,760
Maxim Integrated Products, Inc.	-	13,600	492,864
Microsoft Corp.	-	43,900	1,147,984
* Oracle Corp.	-	45,100	550,671
QUALCOMM, Inc.	-	16,400	706,512
Telefonaktiebolaget LM Ericsson, ADR	-	16,300	560,720
Texas Instruments, Inc.	-	14,800	474,636
* Yahoo!, Inc.	-	18,894	740,267

Total			12,974,085

Materials (0.8%)
Monsanto Co.	-	6,200	480,686
Praxair, Inc.	-	15,100	799,696
Weyerhaeuser Co.	-	7,600	504,184

Total			1,784,566

Telecommunication Services (0.5%)
AT&T Inc.	-	20,200	494,698
Sprint Nextel Corp.	-	28,900	675,104

Total			1,169,802

Utilities (0.5%)
Exelon Corp.	-	8,700	462,318
PG&E Corp.	-	7,300	270,976
Questar Corp.	-	4,400	333,080

Total			1,066,374

Total LARGE CAP COMMON STOCKS			67,508,126

SMALL CAP COMMON STOCKS (10.8%)

Consumer Discretionary (2.4%)
* AnnTaylor Stores Corp.	-	9,325	321,899
* The Cheesecake Factory, Inc.	-	2,800	104,692
Choice Hotels International, Inc.	-	7,400	309,024
* Coach, Inc.	-	9,000	300,060
* Digital Theater Systems, Inc.	-	900	13,320
* Golf Galaxy, Inc.	-	4,400	84,260
* Hibbett Sporting Goods, Inc.	-	8,250	234,960
Jones Apparel Group, Inc.	-	5,600	172,032
* Kenexa Corp.	-	946	19,961
* Lamar Advertising Co. - Class A	-	3,500	161,490
* LKQ Corp.	-	600	20,772
Michaels Stores, Inc.	-	16,700	590,679
* O’Reilly Automotive, Inc.	-	36,800	1,177,967
Orient-Express Hotel, Ltd. - Class A	-	9,900	312,048
* Payless ShoeSource, Inc.	-	2,600	65,260
* Pinnacle Entertainment, Inc.	-	3,700	91,427
* Pixar, Inc.	-	5,300	279,416
Polaris Industries, Inc.	-	1,000	50,200
* Scientific Games Corp.	-	8,700	237,336
Station Casinos, Inc.	-	5,100	345,780
The Talbots, Inc.	-	6,300	175,266

Total			5,067,849

Energy (1.0%)
BJ Services Co.	-	6,600	242,022
CARBO Ceramics, Inc.	-	2,100	118,692
ENSCO International, Inc.	-	5,100	226,185
* Grant Prideco, Inc.	-	3,200	141,184
* Grey Wolf, Inc.	-	16,800	129,864
* National-Oilwell Varco, Inc.	-	8,700	545,490
* Newfield Exploration Co.	-	5,300	265,371
* Pride International, Inc.	-	4,900	150,675
Range Resources Corp.	-	9,000	237,060

Total			2,056,543

Financials (0.7%)
Assured Guaranty, Ltd.	-	7,100	180,269
BankAtlantic Bancorp, Inc. - Class A	-	7,300	102,200
CapitalSource, Inc.	-	8,700	194,880
Greater Bay Bancorp	-	2,200	56,364
Greenhill & Co., Inc.	-	2,400	134,784
Investors Financial Services Corp.	-	6,400	235,712
Optionsxpress Holdings, Inc.	-	3,905	95,868
* SVB Financial Group	-	3,900	182,676
* Trammell Crow Co.	-	10,400	266,760

Total			1,449,513

Health Care (2.8%)
* Adams Respiratory Therapeutics, Inc.	-	2,000	81,320
* Caremark Rx, Inc.	-	13,845	717,033
* Centene Corp.	-	1,700	44,693
* Cytyc Corp.	-	12,100	341,583
* DaVita, Inc.	-	31,600	1,600,224
* Foxhollow Technologies, Inc.	-	1,600	47,664
Health Management Associates, Inc. - Class A	-	17,400	382,104
* Horizon Health Corp.	-	5,700	128,991
* Kinetic Concepts, Inc.	-	11,000	437,360
* Kyphon, Inc.	-	5,500	224,565
* Lincare Holdings, Inc.	-	16,900	708,279
* Patterson Companies, Inc.	-	5,700	190,380
* Providence Service Corp.	-	2,600	74,854
* Psychiatric Solutions, Inc.	-	6,000	352,440
* Radiation Therapy Services, Inc.	-	7,800	275,418
* Symbion, Inc.	-	2,600	59,800
* Syneron Medical Ltd., ADR	-	3,400	107,950
* Varian Medical Systems, Inc.	-	6,100	307,074

Total			6,081,732

Industrials (1.5%)
* ACCO Brands Corp.	-	1,400	34,300
* The Advisory Board Co.	-	1,900	90,573
* Beacon Roofing Supply, Inc.	-	4,400	126,412
Brady Corp. - Class A	-	3,300	119,394
Bucyrus International, Inc.- Class A	-	500	26,350
C.H. Robinson Worldwide, Inc.	-	17,800	659,134
The Corporate Executive Board Co.	-	2,800	251,160
Expeditors International of Washington, Inc.	-	2,800	189,028
Forward Air Corp.	-	5,350	196,078
* IntercontinentalExchange, Inc.	-	284	10,323
J.B. Hunt Transport Services, Inc.	-	6,500	147,160
Knight Transportation, Inc.	-	22,395	464,248
* Marlin Business Services, Inc.	-	7,200	172,008
MSC Industrial Direct Co., Inc. - Class A	-	6,800	273,496
* Portfolio Recovery Associates, Inc.	-	1,100	51,084
Robert Half International, Inc.	-	10,000	378,900
* Stericycle, Inc.	-	1,600	94,208

Total			3,283,856

Information Technology (2.3%)
* Activision, Inc.	-	6,644	91,289
* Alliance Data Systems Corp.	-	4,700	167,320
* Altera Corp.	-	12,100	224,213
* Amdocs, Ltd.	-	2,200	60,500
Amphenol Corp. - Class A	-	4,800	212,448
* ATI Technologies, Inc.	-	18,400	312,616
* Blackboard, Inc.	-	2,300	66,654

* CheckFree Corp.	-	500	22,950
* Cogent, Inc.	-	11,800	267,624
* Cognos, Inc.	-	3,900	135,369
* Cree, Inc.	-	8,300	209,492
* Essex Corp.	-	6,500	110,825
* FLIR Systems, Inc.	-	6,400	142,912
* Genesis Microchip, Inc.	-	3,300	59,697
Harris Corp.	-	5,900	253,759
* Hewitt Associates, Inc.	-	9,100	254,891
* iPayment, Inc.	-	1,900	78,888
* Kanbay International, Inc.	-	5,700	90,573
KLA-Tencor Corp.	-	5,800	286,114
Microchip Technology, Inc.	-	11,900	382,585
* MKS Instruments, Inc.	-	3,600	64,404
* NAVTEQ Corp.	-	2,600	114,062
Paychex, Inc.	-	2,350	89,582
* RADWARE, Ltd.	-	4,100	74,456
* Semtech Corp.	-	7,800	142,428
* Sonic Solutions	-	3,600	54,396
* Tekelec	-	8,600	119,540
* Tessera Technologies, Inc.	-	5,800	149,930
* THQ, Inc.	-	3,050	72,743
* TNS, Inc.	-	1,700	32,606
* Unica Corp.	-	3,700	44,585
* VeriFone Holdings, Inc.	-	4,600	116,380
* Verint Systems, Inc.	-	4,600	158,562
* VeriSign, Inc.	-	1,000	21,920
* Westell Technologies, Inc. - Class A	-	17,400	78,300
* Zebra Technologies Corp. - Class A	-	4,100	175,685

Total			4,940,298

Telecommunication Services (0.1%)
* NeuStar, Inc. - Class A	-	6,000	182,940
* UbiquiTel, Inc.	-	5,600	55,384

Total			238,324

Utilities (0.0%)
ITC Holdings Corp.	-	200	5,618

Total			5,618

Total SMALL CAP COMMON STOCKS			23,123,733

Warrants (0.0%)

Gaming/Leisure/Lodging (0.0%)
Shreveport Gaming Holdings, Inc.	-	447	5,950

Total			5,950

Telecommunications (0.0%)
American Tower Corp. - Warrants	-	100	3,822
* IWO Holdings, Inc. 144A	-	50	1

Total			3,823

Transportation (0.0%)
* RailAmerica Transportation Corp.	-	50	2,500

Total			2,500

Total Warrants			12,273

Total Domestic Common Stocks and Warrants (Cost: $72,860,389)			90,644,132

Foreign Common Stocks (17.2%)

Basic Materials (0.8%)
BASF AG	Germany	3,555	271,433
CRH PLC	Ireland	8,354	244,773
* Cumerio-Strip VVPR	Belgium	84	4
K+S AG	Germany	4,315	259,578
Nissan Chemical Industries, Ltd.	Japan	24,000	341,201
Sumitomo Chemical Co., Ltd.	Japan	44,000	301,957
* Syngenta AG	Switzerland	2,365	293,393
* Umicore-Strip VVPR	Belgium	84	10

Total			1,712,349

Conglomerates (0.2%)
Grupo Ferrovial SA	Spain	2,605	179,754
Nomura TOPIX Exchange Traded Fund	Japan	11,800	166,258

Total			346,012

Consumer Cyclical (2.6%)
Aisin Seiki Co., Ltd.	Japan	6,800	249,462
Bridgestone Corp.	Japan	14,000	291,197
Carnival Corp.	United Kingdom	4,475	239,278
Dentsu, Inc.	Japan	83	270,033
* Enter Tech Co., Ltd.	Korea	5,518	109,895
Esprit Holdings, Ltd.	Hong Kong	44,000	312,683
Grupo Televisa SA, ADR	Mexico	3,610	290,605
* Hyundai Motor Co.	Korea	4,200	402,975
InterContinental Hotels Group PLC	United Kingdom	17,380	250,481
Leoni AG	Germany	7,125	226,328
* Lindex AB	Sweden	4,380	246,831
* NorGani Hotels ASA	Norway	24,215	200,264
Publicis Groupe	France	7,275	252,288
Punch Taverns PLC	United Kingdom	23,105	336,758
Ryohin Keikaku Co., Ltd.	Japan	4,600	401,034
Shimamura Co., Ltd.	Japan	2,100	290,367
Sportingbet PLC	United Kingdom	41,875	246,937
Techtronic Industries Co., Ltd.	Hong Kong	112,000	266,510
* Urbi Desarrollos Urbanos SA	Mexico	33,595	231,332
Vivendi Universal SA	France	4,550	142,010
Wal-Mart de Mexico - Series V	Mexico	56,471	309,491
Wolseley PLC	United Kingdom	10,270	215,979

Total			5,782,738

Consumer Non-Cyclical (1.2%)
Adidas-Salomon AG	Germany	1,420	267,994
* Cermaq ASA	Norway	7,150	57,812
Coca-Cola Hellenic Bottling Co. SA	Greece	8,965	263,098
Natura Cosmeticos SA	Brazil	8,935	394,663
Nestle SA	Switzerland	1,015	302,663
Puma AG	Germany	695	202,242
Reckitt Benckiser PLC	United Kingdom	6,980	230,070
SABMiller PLC	United Kingdom	15,775	287,335
Tesco PLC	United Kingdom	46,315	263,578
Woolworths, Ltd.	Australia	19,075	235,774

Total			2,505,229

Energy (1.2%)
* Aker Drilling ASA	Norway	34,185	196,893
BG Group PLC	United Kingdom	30,595	301,748
Burren Energy PLC	United Kingdom	14,510	227,178
EnCana Corp.	Canada	5,265	236,444
Eni SPA	Italy	9,005	248,870
* Geo ASA	Norway	12,570	61,817
Technip SA	France	5,883	352,517
Tenaris SA, ADR	Italy	1,175	134,538
* TGS Nopec Geophysical Co. ASA	Norway	5,565	260,529
Total SA	France	645	161,444
* Western Oil Sands, Inc.	Canada	12,550	285,669

Total			2,467,647

Financials (3.8%)
Admiral Group PLC	United Kingdom	32,190	251,441
Allianz AG	Germany	2,425	365,990
Anglo Irish Bank Corp. PLC	Ireland	49,986	756,471
* Banco Espanol de Credito SA	Spain	19,950	297,210
The Bank of Yokohama, Ltd.	Japan	41,000	335,211
BNP Paribas SA	France	4,250	342,645
The Chiba Bank, Ltd.	Japan	36,000	301,652
Credit Saison Co., Ltd.	Japan	7,100	354,308
Credit Suisse Group	Switzerland	6,535	332,217
Cyrela Brazil Realty SA	Brazil	13,500	184,971
DNB NOR ASA	Norway	26,650	283,375
E*Trade Securities Co., Ltd.	Japan	50	385,919
Erste Bank Der Oesterreichischen Sparkassen AG	Austria	3,755	208,044
Fondiaria-Sai SPA	Italy	9,100	298,617
ForeningsSparbanken AB	Sweden	11,875	323,039
Hopewell Holdings, Ltd.	Hong Kong	96,000	241,438
Hypo Real Estate Holding AG	Germany	5,885	305,294
Hysan Development Co., Ltd.	Hong Kong	95,200	235,742
ING Groep NV	Netherlands	9,823	339,491
Kenedix, Inc.	Japan	50	314,750
* Kookmin Bank	Korea	5,480	411,291
Manulife Financial Corp.	Canada	5,450	320,460
National Bank of Greece SA	Greece	8,150	345,503
* NETeller PLC	United Kingdom	15,520	195,832
OTP Bank	Hungary	7,780	253,260
Storebrand ASA	Norway	3,200	27,528
The Toronto-Dominion Bank	Canada	4,870	255,184

Total			8,266,883

Health Care (1.5%)
* Capio AB	Sweden	11,970	212,821
CSL, Ltd.	Australia	8,200	255,643
Elekta AB	Sweden	18,510	274,443
GN Store Nord A/S	Denmark	21,530	280,895
Hisamitsu Pharmaceutical Co., Inc.	Japan	8,700	218,919
* Neurochem, Inc.	Canada	7,600	108,452
Newcrest Mining, Ltd.	Australia	12,190	217,291
Nobel Biocare Holding AG	Switzerland	1,000	219,280
Novartis AG	Switzerland	3,775	197,780
Roche Holding AG	Switzerland	2,385	357,039
* Safilo SPA	Italy	12,085	68,994
Schwarz Pharma AG	Germany	5,845	369,750
Synthes, Inc.	Switzerland	1,565	175,268
Takeda Pharmaceutical Co., Ltd.	Japan	5,000	270,270
Tecan AG	Switzerland	400	17,451

Total			3,244,296

Industrial Goods and Services (2.6%)
Arrk Corp.	Japan	3,400	250,614
Assa Abloy AB	Sweden	10,785	169,392
Atlas Copco AB	Sweden	15,470	344,054
Capita Group PLC	United Kingdom	42,955	307,322
Chiyoda Corp.	Japan	31,000	711,767
* Daewoo Shipbuilding & Marine Engineering Co., Ltd.	Korea	8,240	223,858
* Deutz AG	Germany	23,735	114,506
Kajima Corp.	Japan	56,000	321,681
Keyence Corp.	Japan	900	255,825
Koninklijke BAM Groep NV	Netherlands	3,175	265,526
Kubota Corp.	Japan	50,000	419,808
Meggitt PLC	United Kingdom	41,598	258,515
Metso Corp.	Finland	9,290	253,350
Neopost SA	France	3,600	359,669
OSG Corp.	Japan	14,500	300,369
SGS SA	Switzerland	370	311,059
Vinci SA	France	4,245	363,773
Volvo AB	Sweden	5,425	255,279

Total			5,486,367

Technology (2.3%)
Advantest Corp.	Japan	3,400	342,506
Axell Corp.	Japan	54	234,246
* Cap Gemini SA	France	7,095	283,790
Ericsson LM - B Shares	Sweden	85,465	293,166
* Gresham Computing PLC	United Kingdom	38,615	53,862
High Tech Computer Corp.	Taiwan	14,000	262,583
Hoya Corp.	Japan	9,500	341,269
* Humax Co., Ltd.	Korea	11,815	317,496
* Hynix Semiconductor, Inc.	Korea	10,180	351,931
Indra Sistemas SA	Spain	12,335	240,217
Infosys Technologies, Ltd.	India	4,499	299,367
* Kontron AG	Germany	25,359	223,444
Solomon Systech International, Ltd.	Hong Kong	736,000	303,758
* Sumco Corp.	Japan	5,500	288,444
Tamura Taiko Holdings, Inc.	Japan	22,000	181,920
* Tandberg Television ASA	Norway	22,600	297,884
* Telechips, Inc.	Korea	8,453	235,052
* United Test and Assembly Center, Ltd.	Singapore	581,000	255,070

Total			4,806,005

Telecommunications (0.1%)
Rogers Communications, Inc. - Class B	Canada	7,470	314,045

Total			314,045

Transportation (0.4%)
Canadian National Railway Co.	Canada	4,250	339,520
Kamigumi Co., Ltd.	Japan	23,000	204,024
Kuehne & Nagel International AG	Switzerland	870	244,573

Total			788,117

Utilities (0.5%)
Companhia de Concessoes Rodoviarias	Brazil	7,500	238,118
Enbridge, Inc.	Canada	5,830	181,366
Iberdrola SA	Spain	6,140	167,228
* Obrascon Huarte Lain Brasil SA	Brazil	13,565	148,109

RWE AG	Germany	4,130	303,886

Total			1,038,707

Total Foreign Common Stocks (Cost: $25,769,342)			36,758,395

Revenue Bonds (0.1%)

Municipal Bonds - Revenue (0.1%)
Nashville & Davidson County, Tennessee Health and Educational Facilities Board of The Metropolitan Government, 0.00%, 6/1/21,	-	400,000	197,488

Total Revenue Bonds (Cost: $182,197)			197,488

Investment Grade Segment (9.6%)

Aerospace/Defense (0.6%)
Boeing Capital Corp., 4.75%, 8/25/08	-	254,000	253,320
General Dynamics Corp., 3.00%, 5/15/08	-	305,000	292,264
General Dynamics Corp., 4.25%, 5/15/13	-	45,000	43,044
L-3 Communications Corp., 5.875%, 1/15/15	-	130,000	126,100
L-3 Communications Corp., 6.375%, 10/15/15 144A	-	75,000	74,813
Lockheed Martin Corp., 8.50%, 12/1/29	-	130,000	177,186
Raytheon Co., 5.50%, 11/15/12	-	315,000	322,166

Total			1,288,893

Auto Manufacturing (0.2%)
General Motors Acceptance Corp., 5.625%, 5/15/09	-	200,000	177,939
General Motors Acceptance Corp., 6.75%, 12/1/14	-	165,000	148,437

Total			326,376

Banking (1.4%)
Bank of America Corp., 7.40%, 1/15/11	-	216,000	237,929
Bank of New York, 4.95%, 1/14/11	-	75,000	74,887
Bank One Corp., 5.25%, 1/30/13	-	250,000	250,391
BB&T Corp., 4.90%, 6/30/17	-	145,000	140,724
Citigroup, Inc., 4.625%, 8/3/10	-	160,000	157,784
Compass Bank, 5.50%, 4/1/20	-	150,000	150,204
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	-	199,000	197,801
PNC Bank NA, 5.25%, 1/15/17	-	70,000	69,709
Rabobank Capital Fund II, 5.26%, 12/31/13 144A	-	70,000	69,350
State Street Bank and Trust Co., 5.30%, 1/15/16	-	250,000	252,820
Suntrust Bank, 5.00%, 9/1/15	-	130,000	128,512
U.S. Bancorp, 4.50%, 7/29/10	-	5,000	4,912
U.S. Central Credit Union, 2.75%, 5/30/08	-	350,000	333,752
UnionBanCal Corp., 5.25%, 12/16/13	-	350,000	348,874
US Bank NA, 4.95%, 10/30/14	-	75,000	74,212
Wachovia Bank NA, 4.80%, 11/1/14	-	10,000	9,705
Washington Mutual, Inc., 5.00%, 3/22/12	-	130,000	128,458
World Savings Bank FSB, 4.125%, 12/15/09	-	355,000	345,583
Zions Bancorporation, 5.50%, 11/16/15	-	115,000	115,849

Total			3,091,456

Beverage/Bottling (0.5%)
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	-	57,000	64,816
Anheuser-Busch Companies, Inc., 9.00%, 12/1/09	-	301,000	345,228
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	-	250,000	250,880
Diageo PLC, 4.375%, 5/3/10	-	230,000	224,335

PepsiAmericas, Inc., 4.875%, 1/15/15	-	150,000	147,881

Total			1,033,140

Cable/Media/Broadcasting/Satellite (0.6%)
Comcast Corp., 5.30%, 1/15/14	-	250,000	245,262
News America, Inc., 6.40%, 12/15/35 144A	-	75,000	75,595
Rogers Cable, Inc., 6.25%, 6/15/13	-	50,000	49,313
Time Warner Entertainment Co., LP, 7.25%, 9/1/08	-	260,000	272,138
Viacom, Inc., 5.625%, 5/1/07	-	600,000	603,193

Total			1,245,501

Conglomerate/Diversified Manufacturing (0.2%)
Textron Financial Corp., 2.75%, 6/1/06	-	350,000	347,334

Total			347,334

Consumer Products (0.2%)
The Clorox Co., 4.20%, 1/15/10	-	155,000	150,195
The Gillette Co., 2.50%, 6/1/08	-	350,000	331,819

Total			482,014

Electric Utilities (1.6%)
Arizona Public Services, 5.50%, 9/1/35	-	35,000	33,113
Centerpoint Energy Transition Bond Co., 5.17%, 8/1/19	-	130,000	131,317
Consumer Energy Co., 4.80%, 2/17/09	-	315,000	310,893
DTE Energy Co., 7.05%, 6/1/11	-	360,000	387,905
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	-	90,000	88,376
Entergy Mississippi, Inc., 6.25%, 4/1/34	-	50,000	49,777
FPL Group Capital, Inc., 5.551%, 2/16/08	-	210,000	211,821
Indiana Michigan Power, 5.05%, 11/15/14	-	165,000	160,444
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	-	74,330	71,949
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	-	225,000	225,662
Nevada Power Co., 5.875%, 1/15/15	-	90,000	89,309
Oncor Electric Delivery, 6.375%, 1/15/15	-	195,000	206,924
PacifiCorp, 5.45%, 9/15/13	-	260,000	265,777
PPL Electric Utilities Corp., 4.30%, 6/1/13	-	450,000	428,115
Progress Energy, Inc., 4.50%, 6/1/10	-	174,000	170,409
Progress Energy, Inc., 6.85%, 4/15/12	-	70,000	75,159
Public Service Electric & Gas Corp., 5.00%, 1/1/13	-	100,000	98,863
Puget Energy, Inc., 3.363%, 6/1/08	-	120,000	115,467
Virginia Electric & Power Co., 5.25%, 12/15/15	-	200,000	198,831

Total			3,320,111

Food Processors (0.3%)
Bunge Ltd. Finance Corp., 5.10%, 7/15/15	-	130,000	125,778
Kellogg Co., 6.60%, 4/1/11	-	285,000	305,118
Kraft Foods, Inc., 6.25%, 6/1/12	-	230,000	242,637

Total			673,533

Gaming/Leisure/Lodging (0.1%)
Seminole Tribe of Florida, 5.798%, 10/1/13 144A	-	205,000	203,959

Total			203,959

Gas Pipelines (0.3%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	-	210,000	203,737
Enterprise Products Operating LP, 4.95%, 6/1/10	-	230,000	225,538
Kinder Morgan Energy Partners, L.P., 5.00%, 12/15/13	-	155,000	151,044

Total			580,319

Independent Finance (0.4%)
American General Finance, Corp., 4.50%, 12/1/15	-	130,000	129,588
Household Finance Corp., 4.125%, 11/16/09	-	195,000	188,270
International Lease Finance Corp., 4.75%, 1/13/12	-	260,000	253,499
iStar Financial, Inc., 5.15%, 3/1/12	-	395,000	382,539

Total			953,896

Machinery (0.0%)
John Deere Capital Corp., 4.50%, 8/25/08	-	70,000	69,260

Total			69,260

Oil and Gas (0.5%)
Conoco Funding Co., 6.35%, 10/15/11	-	335,000	358,944
Occidental Petroleum, 4.00%, 11/30/07	-	130,000	127,517
Occidental Petroleum, 10.125%, 9/15/09	-	140,000	164,713
Pemex Project Funding Master Trust, 5.75%, 12/15/15 144A	-	175,000	174,125
Pioneer Natural Resource Co., 5.875%, 7/15/16	-	125,000	123,791
XTO Energy, Inc., 5.00%, 1/31/15	-	100,000	97,858

Total			1,046,948

Other Finance (0.2%)
Kinder Morgan Finance Co., ULC, 5.70%, 1/5/16 144A	-	255,000	257,204
SLM Corp., 4.50%, 7/26/10	-	245,000	239,860

Total			497,064

Other Services (0.1%)
Waste Management, Inc., 5.00%, 3/15/14	-	130,000	127,425

Total			127,425

Pharmaceuticals (0.2%)
Abbott Laboratories, 3.75%, 3/15/11	-	260,000	246,100
Pfizer, Inc., 5.625%, 2/1/06	-	120,000	120,095

Total			366,195

Property and Casualty Insurance (0.4%)
Berkley (WR) Corp., 9.875%, 5/15/08	-	600,000	665,134
Berkshire Hathaway Finance, 3.40%, 7/2/07	-	250,000	244,670

Total			909,804

Railroads (0.4%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	-	260,000	268,911

Union Pacific Corp., 3.875%, 2/15/09	-	260,000	251,202
Union Pacific Corp., 7.375%, 9/15/09	-	260,000	280,305

Total			800,418

Real Estate Investment Trusts (0.3%)
Archstone-Smith Operating Trust, 5.25%, 12/1/10	-	45,000	45,017
Camden Property Trust, 5.00%, 6/15/15	-	185,000	177,592
Developers Diversified Realty, Corp., 5.375%, 10/15/12	-	75,000	73,868
ERP Operating LP, 5.25%, 9/15/14	-	115,000	114,472
First Industrial LP, 5.25%, 6/15/09	-	50,000	49,821
HRPT Properties Trust, 5.75%, 11/1/15	-	60,000	59,793
Simon Property Group, L.P., 5.375%, 6/1/11 144A	-	220,000	220,527

Total			741,090

Retail Food and Drug (0.0%)
The Kroger Co., 6.75%, 4/15/12	-	75,000	78,873

Total			78,873

Retail Stores (0.3%)
Federated Department Stores, 6.30%, 4/1/09	-	325,000	335,153
Target Corp., 5.40%, 10/1/08	-	260,000	264,233

Total			599,386

Security Brokers and Dealers (0.2%)
Goldman Sachs Group, Inc., 5.15%, 1/15/14	-	190,000	188,748
Merrill Lynch & Co., Inc., 5.00%, 1/15/15	-	75,000	73,874
Morgan Stanley, 5.375%, 10/15/15	-	175,000	175,170

Total			437,792

Telecommunications (0.6%)
ALLTELL Corp., 4.656%, 5/17/07	-	100,000	99,547
(e) AT&T Corp., 9.75%, 11/15/31	-	40,000	50,245
BellSouth Corp., 6.55%, 6/15/34	-	130,000	138,471
Cingular Wireless LLC, 7.125%, 12/15/31	-	130,000	148,809
Sprint Capital Corp., 8.375%, 3/15/12	-	335,000	388,253
Telecom Italia Capital, 4.00%, 1/15/10	-	260,000	247,636
Verizon Global Funding Corp., 4.375%, 6/1/13	-	100,000	94,707
Verizon Global Funding Corp., 5.85%, 9/15/35	-	80,000	77,094

Total			1,244,762

Tobacco (0.0%)
Altria Group, Inc., 7.75%, 1/15/27	-	80,000	94,974

Total			94,974

Total Investment Grade Segment (Cost: $20,889,963)			20,560,523

Governments (3.0%)

Governments (3.0%)
(e) BECCS, 14.00%, 11/15/11	-	500,000	480,411
Federal Home Loan Bank, 6.00%, 5/13/13	-	215,000	208,681
Housing & Urban Development, 6.08%, 8/1/13	-	150,000	158,571

Overseas Private Investment, 4.10%, 11/15/14	-	112,560	108,731
(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	-	300,000	232,944
US Treasury, 4.25%, 10/31/07	-	859,000	856,483
US Treasury, 4.25%, 10/15/10	-	585,000	581,938
US Treasury, 4.375%, 11/15/08	-	115,000	115,018
US Treasury, 4.375%, 12/15/10	-	170,000	170,133
US Treasury, 4.50%, 11/15/10	-	310,000	311,671
US Treasury, 4.50%, 11/15/15	-	905,000	912,424
US Treasury, 5.375%, 2/15/31	-	2,070,000	2,325,191

Total Governments (Cost: $6,474,515)			6,462,196

Structured Products (12.7%)

Structured Products (12.7%)
Banc of America Securities Auto Trust, Series 2005-WF1, Class A2, 3.89%, 6/18/08	-	1,604,000	1,596,530
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A2, 3.72%, 12/15/07	-	1,502,000	1,494,616
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 11/2/11 144A	-	339,000	359,865
Enterprise Mortgage Acceptance Co., Series 1998-1, Class IO, 1.37%, 1/15/25 IO 144A	-	3,849,604	163,608
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	-	123,941	118,129
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	-	262,428	255,757
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	-	421,094	409,769
Federal Home Loan Mortgage Corp., 4.50%, 5/1/35	-	377,814	355,460
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	-	91,240	90,379
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	-	711,048	704,343
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	-	38,535	38,155
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	-	139,385	138,008
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	-	234,713	232,396
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	-	285,512	276,411
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	-	1,625,455	1,573,644
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	-	94,036	94,622
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	-	18,511	18,626
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	-	122,443	123,186
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	-	220,612	218,635
Federal Home Loan Mortgage Corp., 5.50%, 10/1/35	-	902,365	894,282
Federal Home Loan Mortgage Corp., 5.50%, 11/1/35	-	148,170	146,843
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	-	84,401	86,502
Federal National Mortgage Association, 4.00%, 6/1/19	-	43,442	41,532
Federal National Mortgage Association, 4.50%, 6/1/19	-	465,558	453,718
Federal National Mortgage Association, 4.50%, 12/1/19	-	50,710	49,420
Federal National Mortgage Association, 4.50%, 8/1/20	-	315,050	306,578
Federal National Mortgage Association, 4.50%, 10/1/20	-	141,777	137,964
Federal National Mortgage Association, 4.50%, 8/1/35	-	99,528	93,732
Federal National Mortgage Association, 5.00%, 3/1/20	-	162,785	161,092
Federal National Mortgage Association, 5.00%, 4/1/20	-	63,718	63,040
Federal National Mortgage Association, 5.00%, 5/1/20	-	119,645	118,371
Federal National Mortgage Association, 5.00%, 7/1/20	-	345,155	341,482
Federal National Mortgage Association, 5.00%, 11/1/34	-	1,250,722	1,214,319
Federal National Mortgage Association, 5.00%, 4/1/35	-	171,359	166,039
Federal National Mortgage Association, 5.00%, 7/1/35	-	586,462	568,257
Federal National Mortgage Association, 5.00%, 8/1/35	-	318,841	308,943
Federal National Mortgage Association, 5.00%, 9/1/35	-	365,124	353,789
Federal National Mortgage Association, 5.00%, 10/1/35	-	83,704	81,106
Federal National Mortgage Association, 5.50%, 9/1/34	-	355,054	351,917
Federal National Mortgage Association, 5.50%, 10/1/34	-	351,118	348,016
Federal National Mortgage Association, 5.50%, 3/1/35	-	364,802	361,306
Federal National Mortgage Association, 5.50%, 7/1/35	-	103,535	102,543
Federal National Mortgage Association, 5.50%, 8/1/35	-	74,512	73,798
Federal National Mortgage Association, 5.50%, 9/1/35	-	949,861	940,759
Federal National Mortgage Association, 5.50%, 10/1/35	-	1,665,229	1,649,271
Federal National Mortgage Association, 5.50%, 11/1/35	-	1,158,817	1,147,711
Federal National Mortgage Association, 6.00%, 5/1/11	-	85,906	87,750
Federal National Mortgage Association, 6.00%, 10/1/34	-	682,390	688,842
Federal National Mortgage Association, 6.00%, 11/1/34	-	563,032	568,356

Federal National Mortgage Association, 6.00%, 5/1/35	-	199,597	201,489
Federal National Mortgage Association, 6.00%, 6/1/35	-	658,653	664,896
Federal National Mortgage Association, 6.00%, 7/1/35	-	772,734	780,060
Federal National Mortgage Association, 6.00%, 8/1/35	-	89,708	90,558
Federal National Mortgage Association, 6.00%, 10/1/35	-	271,420	273,993
Federal National Mortgage Association, 6.00%, 11/1/35	-	397,578	401,346
Government National Mortgage Association, 5.50%, 4/15/32	-	79,115	79,747
GS Auto Loan Trust, Series 2005-1, Class A3, 4.45%, 5/17/10	-	273,000	271,008
Honda Auto Receivables Owner Trust, Series 2005-3, Class A2, 3.73%, 10/18/07	-	1,540,000	1,531,681
Hyundai Auto Receivables Trust, Series 2005-A, Class A2, 3.88%, 6/16/08	-	1,134,000	1,128,129
Merrill Auto Trust Securitization, Series 2005-1, Class A2A, 3.90%, 4/25/08	-	856,000	852,248
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.35%, 1/25/29 IO 144A	-	1,195,127	13,165
WFS Financial Owner Trust, Series 2005-3, Class A3A, 4.25%, 6/17/10	-	509,000	503,953
World Omni Auto Receivables Trust, Series 2005-B, Class A3, 4.40%, 5/20/09	-	150,000	149,083

Total Structured Products (Cost: $27,391,771)			27,110,773

Below Investment Grade Segment (7.3%)

Aerospace/Defense (0.1%)
L-3 Communications Corp., 6.125%, 7/15/13	-	50,000	49,625
L-3 Communications Corp., 6.375%, 10/15/15 144A	-	75,000	74,813
L-3 Communications Corp., 7.625%, 6/15/12	-	50,000	52,625

Total			177,063

Autos/Vehicle Parts (0.4%)
Affinia Group, Inc., 9.00%, 11/30/14	-	55,000	43,450
Arvinmeritor, Inc., 8.75%, 3/1/12	-	82,000	78,515
Ford Motor Credit Co., 8.625%, 11/1/10	-	135,000	123,119
General Motors Acceptance Corp., 6.75%, 12/1/14	-	140,000	125,947
General Motors Acceptance Corp., 6.875%, 9/15/11	-	190,000	173,269
General Motors Acceptance Corp., 7.75%, 1/19/10	-	55,000	51,364
The Goodyear Tire & Rubber Co., 9.00%, 7/1/15 144A	-	65,000	64,025
Lear Corp., 8.11%, 5/15/09	-	40,000	37,228
Navistar International Corp., 6.25%, 3/1/12	-	41,000	36,695
Tenneco, Inc., 10.25%, 7/15/13	-	28,000	30,590
TRW Automotive, Inc., 9.375%, 2/15/13	-	25,000	27,063
Visteon Corp., 8.25%, 8/1/10	-	40,000	34,000

Total			825,265

Basic Materials (0.9%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	-	129,000	122,872
(d) Anchor Glass Container, 11.00%, 2/15/13	-	110,000	80,300
Appleton Papers, Inc., 9.75%, 6/15/14	-	50,000	46,750
Arch Western Finance LLC, 6.75%, 7/1/13	-	85,000	86,594
BCP Caylux Holding, 9.625%, 6/15/14	-	43,000	47,838
Borden US Fin/Nova Scot, 9.00%, 7/15/14 144A	-	38,000	37,620
Bowater Canada Finance, 7.95%, 11/15/11	-	55,000	53,350
Cascades, Inc., 7.25%, 2/15/13	-	108,000	98,280
Crown Americas, Inc., 7.625%, 11/15/13 144A	-	67,000	69,513
Crown Americas, Inc., 7.75%, 11/15/15 144A	-	55,000	56,925
Domtar, Inc., 7.875%, 10/15/11	-	112,000	103,040
Equistar Chemicals LP, 8.75%, 2/15/09	-	70,000	73,675
Equistar Chemicals LP, 10.625%, 5/1/11	-	105,000	115,499
Georgia-Pacific Corp., 7.70%, 6/15/15	-	75,000	72,375
Georgia-Pacific Corp., 8.125%, 5/15/11	-	150,000	150,187

Graham Packaging Co., 9.875%, 10/15/14	-	105,000	102,375
Graphic Packaging International Corp., 9.50%, 8/15/13	-	30,000	28,650
Huntsman LLC, 11.50%, 7/15/12	-	49,000	55,493
Invista, 9.25%, 5/1/12 144A	-	55,000	58,713
Jefferson Smurfit, Corp., 7.50%, 6/1/13	-	40,000	36,800
(c)(f) JSG Holding PLC, 11.50%, 10/1/15 144A	-	37,733	40,947
Massey Energy Co., 6.625%, 11/15/10	-	25,000	25,406
Massey Energy Co., 6.875%, 12/15/13 144A	-	105,000	105,918
Novelis, Inc., 7.25%, 2/15/15 144A	-	50,000	46,625
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	-	71,000	68,870
Owens-Brockway Glass Container, Inc., 7.75%, 5/15/11	-	110,000	114,812
Rockwood Specialties Group, Inc., 10.265%, 5/15/11	-	73,000	80,026
Smurfit-Stone Container, 8.375%, 7/1/12	-	55,000	53,213

Total			2,032,666

Builders/Building Materials (0.3%)
Beazer Homes USA, Inc., 6.50%, 11/15/13	-	39,000	37,099
Beazer Homes USA, Inc., 6.875%, 7/15/15	-	16,000	15,340
DR Horton, Inc., 5.625%, 9/15/14	-	70,000	67,428
K. Hovnanian Enterprises, 7.75%, 5/15/13	-	95,000	93,775
KB HOME, 5.75%, 2/1/14	-	42,000	39,601
KB HOME, 7.75%, 2/1/10	-	55,000	57,460
Ply Gem Industries, Inc., 9.00%, 2/15/12	-	74,000	65,675
Standard Pacific Corp., 6.50%, 8/15/10	-	85,000	81,068
Technical Olympic USA, Inc., 7.50%, 3/15/11	-	50,000	44,563
Technical Olympic USA, Inc., 9.00%, 7/1/10	-	50,000	50,563
William Lyon Homes, 7.50%, 2/15/14	-	20,000	17,300
William Lyon Homes, 7.625%, 12/15/12	-	35,000	30,888

Total			600,760

Capital Goods (0.3%)
Amsted Industries, Inc., 10.25%, 10/15/11 144A	-	35,000	37,450
Case New Holland, Inc., 9.25%, 8/1/11	-	112,000	119,840
Coleman Cable, Inc., 9.875%, 10/1/12	-	75,000	60,750
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	-	45,000	47,250
(e) Stanadyne Corp., 12.00%, 2/15/15	-	120,000	60,600
Sup Essx Com & Essx Group, 9.00%, 4/15/12	-	57,000	56,145
Terex Corp., 7.375%, 1/15/14	-	40,000	39,600
Trimas Corp., 9.875%, 6/15/12	-	75,000	61,875
United Rentals North America, Inc., 6.50%, 2/15/12	-	157,000	152,879

Total			636,389

Consumer Products/Retailing (0.6%)
ALH Finance LLC, 8.50%, 1/15/13	-	50,000	47,125
Delhaize America, Inc., 8.125%, 4/15/11	-	120,000	130,808
General Nutrition Centers, Inc., 8.50%, 12/1/10	-	90,000	77,400
General Nutrition Centers, Inc., 8.625%, 1/15/11	-	26,000	25,090
GSC Holdings Corp., 8.00%, 10/1/12 144A	-	110,000	103,400
J.C. Penney Co., Inc., 6.875%, 10/15/15	-	207,000	224,111
The Jean Coutu Group (PJC), Inc., 8.50%, 8/1/14	-	91,000	83,265
Jostens IH Corp., 7.625%, 10/1/12	-	56,000	56,280
Levi Strauss & Co., 8.80%, 4/1/12	-	55,000	55,413
(c) Neiman Marcus Group, Inc., 9.00%, 10/15/15 144A	-	40,000	40,900
Oxford Industries, Inc., 8.875%, 6/1/11	-	118,000	120,213
Phillips Van Heusen Corp., 7.25%, 2/15/11	-	38,000	38,570
Rent-A-Center, 7.50%, 5/1/10	-	90,000	85,950
Rite Aid Corp., 8.125%, 5/1/10	-	90,000	91,575
Samsonite Corp., 8.875%, 6/1/11	-	70,000	72,450
(e) Simmons Co., 10.00%, 12/15/14 144A	-	145,000	78,300
Warnaco, Inc., 8.875%, 6/15/13	-	50,000	53,875

Total			1,384,725

Energy (0.6%)
AmeriGas Partners LP, 7.25%, 5/20/15	-	100,000	102,000
Chesapeake Energy Corp., 6.375%, 6/15/15	-	103,000	103,000
Chesapeake Energy Corp., 6.625%, 1/15/06	-	149,000	150,862
Colorado Interstate Gas Co., 6.80%, 11/15/15 144A	-	115,000	117,504
Denbury Resources, Inc., 7.50%, 12/15/15	-	30,000	30,375
El Paso Production Holding, 7.75%, 6/1/13	-	75,000	77,813
Hanover Compressor Co., 9.00%, 6/1/14	-	45,000	49,050
Kerr-McGee Corp., 6.95%, 7/1/24	-	130,000	137,889
Pogo Producing Co., 6.875%, 10/1/17 144A	-	55,000	53,625
Range Resources Corp., 6.375%, 3/15/15	-	75,000	73,500
Sonat, Inc., 7.625%, 7/15/11	-	65,000	66,138
Tesoro Corp., 6.625%, 11/1/15 144A	-	85,000	85,850
Whiting Petroleum Corp., 7.25%, 5/1/13	-	83,000	84,038
Williams Companies, Inc., 6.375%, 10/1/10 144A	-	220,000	219,724

Total			1,351,368

Financials (0.2%)
Affinion Group, Inc., 10.125%, 10/15/13 144A	-	80,000	78,000
Crum and Forster Holding Corp., 10.375%, 6/15/13	-	30,000	31,650
E*Trade Financial Corp., 7.875%, 12/1/15	-	80,000	82,600
Fairfax Financial Holdings, 7.75%, 4/26/12	-	87,000	81,178
LaBranche & Co., Inc., 9.50%, 5/15/09	-	25,000	26,375
LaBranche & Co., Inc., 11.00%, 5/15/12	-	38,000	42,180
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	-	55,000	57,290

Total			399,273

Foods (0.2%)
Dole Foods Co., 8.625%, 5/1/09	-	27,000	27,675
B&G Foods, Inc., 8.00%, 10/1/11	-	63,000	64,260
Gold Kist, Inc., 10.25%, 3/15/14	-	39,000	43,485
Land O Lakes, Inc., 9.00%, 12/15/10	-	41,000	44,485
The Restaurant Co., 10.00%, 10/1/13 144A	-	57,000	52,725
RJ Reynolds Tobacco Holdings, Inc., 6.50%, 7/15/10 144A	-	165,000	164,175
Smithfield Foods, Inc., 7.00%, 8/1/11	-	50,000	51,000
Smithfield Foods, Inc., 7.75%, 5/15/13	-	50,000	52,875

Total			500,680

Gaming/Leisure/Lodging (0.8%)
American Casino & Entertainment, 7.85%, 2/1/12	-	55,000	56,375
Boyd Gaming Corp., 7.75%, 12/15/12	-	75,000	78,563
Corrections Corp. of America, 6.25%, 3/15/13	-	96,000	95,039
(c) Eldorado Casino Shreveport/Shreveport Capital Corp., 10.00%, 8/1/12	-	45,684	34,720
Hertz Corp., 8.875%, 1/1/14 144A	-	115,000	117,155
Host Marriot LP, 7.125%, 11/1/13	-	175,000	181,999
Intrawest Corp., 7.50%, 10/15/13	-	40,000	40,500
La Quinta Properties, 7.00%, 8/15/12	-	25,000	27,063
LCE Acquisition Corp., 9.00%, 8/1/14	-	66,000	66,660
MGM Mirage, Inc., 6.375%, 12/15/11	-	75,000	74,531
MGM Mirage, Inc., 6.625%, 7/15/15	-	55,000	54,863
MGM Mirage, Inc., 6.75%, 9/1/12	-	50,000	50,688
MGM Mirage, Inc., 8.375%, 2/1/11	-	75,000	80,249
MGM Mirage, Inc., 8.50%, 9/15/10	-	65,000	70,444
Mohegan Tribal Gaming, 6.125%, 2/15/13	-	25,000	24,563
Penn National Gaming, Inc., 6.75%, 3/1/15	-	43,000	42,248
Starwood Hotels & Resorts, 7.875%, 5/1/12	-	80,000	88,199
Station Casinos, Inc., 6.00%, 4/1/12	-	25,000	24,938
Station Casinos, Inc., 6.875%, 3/1/16	-	65,000	66,463
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	-	60,000	58,500

Universal City Development Corp., 11.75%, 4/1/10	-	44,000	49,335
Universal City Florida, 8.375%, 5/1/10	-	25,000	24,438
Wheeling Island Gaming, 10.125%, 12/15/09	-	70,000	73,413
Wynn Las Vegas LLC, 6.625%, 12/1/14	-	129,000	125,452

Total			1,606,398

Health Care/Pharmaceuticals (0.6%)
Alliance Imaging, 7.25%, 12/15/12	-	43,000	35,798
Fisher Scientific International, Inc., 6.125%, 7/1/15 144A	-	71,000	71,000
Fresenius Medical Capital Trust II, 7.875%, 2/1/08	-	25,000	25,813
Fresenius Medical Capital Trust IV, 7.875%, 6/15/11	-	25,000	26,625
HCA, Inc., 6.95%, 5/1/12	-	180,000	186,703
Iasis Healthcare Corp., 8.75%, 6/15/14	-	104,000	109,199
OMEGA Healthcare Investors, Inc., 7.00%, 4/1/14	-	50,000	50,188
OMEGA Healthcare Investors, Inc., 7.00%, 1/15/16 144A	-	80,000	79,300
Omnicare, Inc., 6.75%, 12/15/13	-	55,000	55,619
Senior Housing Properties Trust, 8.625%, 1/15/12	-	41,000	44,895
Service Corp. International, 6.75%, 4/1/16	-	55,000	53,625
Tenet Healthcare Corp., 6.375%, 12/1/11	-	85,000	77,563
Tenet Healthcare Corp., 9.875%, 7/1/14	-	76,000	76,950
Triad Hospitals, Inc., 7.00%, 5/15/12	-	85,000	86,806
US Oncology, Inc., 9.00%, 8/15/12	-	60,000	64,200
Vanguard Health Holding II, 9.00%, 10/1/14	-	80,000	85,000
Ventas Realty LP, 6.50%, 6/1/16 144A	-	55,000	55,275
Ventas Realty LP, 6.75%, 6/1/10	-	40,000	41,000
Ventas Realty LP, 9.00%, 5/1/12	-	50,000	57,000

Total			1,282,559

Media (0.7%)
Charter Communications Holdings LLC, 11.00%, 10/1/15 144A	-	85,000	71,400
Charter Communications Operating LLC, 8.375%, 4/30/14 144A	-	70,000	69,650
Clarke American Corp., 11.75%, 12/15/13 144A	-	55,000	55,000
CSC Holdings, Inc., 7.00%, 4/15/12 144A	-	65,000	61,425
CSC Holdings, Inc., 7.25%, 7/15/08	-	40,000	39,900
CSC Holdings, Inc., 7.625%, 4/1/11	-	100,000	99,500
CSC Holdings, Inc., 8.125%, 7/15/09	-	55,000	55,550
CSC Holdings, Inc., 8.125%, 8/15/09	-	28,000	28,280
The DIRECTV Group, Inc., 6.375%, 6/15/15	-	100,000	97,750
Echostar DBS Corp., 6.375%, 10/1/11	-	145,000	139,562
Intelsat Bermuda, Ltd., 8.25%, 1/15/13 144A	-	62,000	62,620
Lamar Media Corp., 6.625%, 8/15/15	-	90,000	90,338
LIN Television Corp., 6.50%, 5/15/13	-	75,000	71,906
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15 144A	-	55,000	50,944
Mediacom LLC/Mediacom Capital Corp., 7.875%, 2/15/11	-	25,000	23,313
Primedia, Inc., 8.00%, 5/15/13	-	55,000	46,544
Rogers Cable, Inc., 6.25%, 6/15/13	-	920,000	90,735
Rogers Cable, Inc., 7.875%, 5/1/12	-	50,000	53,688
Sinclair Broadcast Group, 8.00%, 3/15/12	-	50,000	51,500
Time Warner Entertainment Co., 8.375%, 7/15/33	-	140,000	165,375
Videotron Ltee, 6.375%, 12/15/15 144A	-	25,000	24,844

Total			1,449,824

Real Estate (0.1%)
American Real Estate Partners LP, 7.125%, 2/15/13 144A	-	30,000	30,000
The Rouse Co., 7.20%, 9/15/12	-	80,000	83,943
Trustreet Properties, Inc., 7.50%, 4/1/15	-	85,000	85,000

Total			198,943

Services (0.1%)
Allied Waste North America, 6.375%, 4/15/11	-	170,000	165,750
Allied Waste North America, 7.25%, 3/15/15	-	96,000	96,960
Knowledge Learning Center, 7.75%, 2/1/15 144A	-	50,000	47,500

Total			310,210

Technology (0.3%)
Flextronics International, Ltd., 6.25%, 11/15/14	-	28,000	27,615
Flextronics International, Ltd., 6.50%, 5/15/13	-	75,000	76,219
Stats Chippac, Inc., 6.75%, 11/15/11	-	53,000	51,145
SunGard Data Systems, Inc., 3.75%, 1/15/09	-	30,000	27,300
SunGard Data Systems, Inc., 4.875%, 1/15/14	-	65,000	56,550
SunGard Data Systems, Inc., 9.125%, 8/15/13 144A	-	35,000	36,225
Unisys Corp., 6.875%, 3/15/10	-	97,000	89,725
Unisys Corp., 8.00%, 10/15/12	-	70,000	64,750
Xerox Corp., 7.20%, 4/1/16	-	50,000	52,500
Xerox Corp., 7.625%, 6/15/13	-	140,000	147,700

Total			629,729

Telecommunications (0.4%)
American Tower Corp., 7.125%, 10/15/12	-	25,000	25,750
Citizens Communications, 9.00%, 8/15/31	-	61,000	61,763
Citizens Communications, 9.25%, 5/15/11	-	95,000	104,738
GCI, Inc., 7.25%, 2/15/14	-	50,000	49,500
MCI, Inc., 8.735%, 5/1/14	-	95,000	105,093
Qwest Communications International, Inc., 7.50%, 11/1/08	-	25,000	25,125
Qwest Corp., 7.875%, 9/1/11	-	215,000	231,662
Rogers Wireless, Inc., 6.375%, 3/1/14	-	40,000	40,100
Rogers Wireless, Inc., 7.25%, 12/15/12	-	45,000	47,306
Rogers Wireless, Inc., 8.00%, 12/15/12	-	81,000	85,759

Total			776,796

Transportation (0.2%)
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 9.375%, 5/1/12 144A	-	32,000	35,040
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 12.50%, 6/15/12	-	50,000	57,000
OMI Corp., 7.625%, 12/1/13	-	64,000	64,880
Progress Rail, 7.75%, 4/1/12 144A	-	40,000	40,950
Ship Finance International, Ltd., 8.50%, 12/15/13	-	100,000	93,500
Stena AB, 7.50%, 11/1/13	-	90,000	86,400

Total			377,770

Utilities (0.5%)
The AES Corp., 8.75%, 5/15/13 144A	-	120,000	130,650
The AES Corp., 9.375%, 9/15/10	-	50,000	54,625
Aquila, Inc., 9.95%, 2/1/11	-	105,000	115,763
CMS Energy Corp., 7.75%, 8/1/10	-	80,000	83,900
Edison Mission Energy, 7.73%, 6/15/09	-	55,000	56,788
Midwest Generation LLC, 8.75%, 5/1/34	-	65,000	71,581
NRG Energy, Inc., 8.00%, 12/15/13	-	16,000	17,840
Reliant Energy, Inc., 6.75%, 12/15/14	-	82,000	71,545
Sierra Pacific Resources, 8.625%, 3/15/14	-	75,000	81,149
Teco Energy, Inc., 6.75%, 5/1/15	-	40,000	41,400
Tenaska Alabama II Partners LP, 7.00%, 6/30/21 144A	-	99,329	99,928
TXU Corp., 5.55%, 11/15/14	-	195,000	185,217

Total			1,010,386

Total Below Investment Grade Segment (Cost: $15,803,635)			15,550,804

Money Market Investments (6.9%)

Federal Government and Agencies (0.4%)
(b) Federal National Mortgage Association, 4.33%, 3/27/06	-	900,000	891,153

Total			891,153

Finance Services (1.4%)
(b) Bryant Park Funding LLC, 4.35%, 1/12/06	-	3,000,000	2,996,013

Total			2,996,013

Miscellaneous Business Credit Institutions (0.8%)
(b) General Electric Capital, 3.95%, 1/3/06	-	1,800,000	1,799,605

Total			1,799,605

Security Brokers and Dealers (1.4%)
(b) Morgan Stanley Dean Witter, 4.25%, 1/9/06	-	3,000,000	2,997,167

Total			2,997,167

Short Term Business Credit (2.9%)
(b) Old Line Funding Corp., 4.28%, 1/20/06	-	3,000,000	2,993,223
Sheffield Receivables, 4.32%, 1/17/06	-	3,000,000	2,994,239

Total			5,987,462

Total Money Market Investments (Cost: $14,671,046)			14,671,400

Total Investments (99.3%) (Cost $184,042,858)(a)			211,955,711

Other Assets, Less Liabilities (0.7%)			1,505,569

Total Net Assets (100.0%)			213,461,280

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt. 144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005 the value of these securities was $4,890,571, representing 2.29% of the net assets.

RB - Revenue Bond

(a)

At December 31, 2005 the aggregate cost of securities for federal tax purposes was $184,042,858 and the net unrealized appreciation of investments based on that cost was $27,912,852 which is comprised of

$30,960,277 aggregate gross unrealized appreciation and $3,047,425 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
US Long Bond (CBT) Commodity (Short) (Total Notional Value at December 31, 2005, $914,000)	8	3/06	$(500)
US Ten Year Treasury Note (Long) (Total Notional Value at December 31, 2005, $1,195,680)	11	3/06	$7,789
S&P 500 Index Futures (Long) (Total Notional Value at December 31, 2005, $5,386,663)	17	3/06	$(53,763)

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Euro Foreign Bond

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

High Yield Bond Fund

Schedule of Investments

December 31, 2005 (unaudited)

	Country	Shares/Par	$ Value
Bonds (96.7%)

Aerospace/Defense (0.9%)
L-3 Communications Corp., 6.125%, 7/15/13		525,000	$521,063
L-3 Communications Corp., 6.375%, 10/15/15 144A		250,000	249,375
L-3 Communications Corp., 7.625%, 6/15/12		525,000	552,562

Total			1,323,000

Autos/Vehicle Parts (5.4%)
Affinia Group, Inc., 9.00%, 11/30/14		457,000	361,030
Arvinmeritor, Inc., 8.75%, 3/1/12		760,000	727,700
Ford Motor Credit Co., 8.625%, 11/1/10		1,190,000	1,085,268
General Motors Acceptance Corp., 6.75%, 12/1/14		1,325,000	1,191,998
General Motors Acceptance Corp., 6.875%, 9/15/11		1,905,000	1,737,255
General Motors Acceptance Corp., 7.75%, 1/19/10		530,000	494,960
The Goodyear Tire & Rubber Co., 9.00%, 7/1/15 144A		650,000	640,250
Lear Corp., 8.11%, 5/15/09		395,000	367,629
Navistar International Corp., 6.25%, 3/1/12		384,000	343,680
Tenneco, Inc., 10.25%, 7/15/13		256,000	279,680
TRW Automotive, Inc., 9.375%, 2/15/13		255,000	276,038
Visteon Corp., 8.25%, 8/1/10		395,000	335,750

Total			7,841,238

Basic Materials (12.8%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11		1,123,000	1,069,657
(d) Anchor Glass Container, 11.00%, 2/15/13		1,220,000	890,600
Appleton Papers, Inc., 9.75%, 6/15/14		527,000	492,745
Arch Western Finance LLC, 6.75%, 7/1/13		800,000	815,000
BCP Caylux Holding, 9.625%, 6/15/14		429,000	477,263
Borden US Fin/Nova Scot, 9.00%, 7/15/14 144A		412,000	407,880
Bowater Canada Finance, 7.95%, 11/15/11		525,000	509,250
Cascades, Inc., 7.25%, 2/15/13		1,144,000	1,041,039
Crown Americas, Inc., 7.625%, 11/15/13 144A		543,000	563,363
Crown Americas, Inc., 7.75%, 11/15/15 144A		550,000	569,250
Domtar, Inc., 7.875%, 10/15/11		1,023,000	941,160
Equistar Chemicals LP, 8.75%, 2/15/09		720,000	757,800
Equistar Chemicals LP, 10.625%, 5/1/11		785,000	863,500
Georgia-Pacific Corp., 7.70%, 6/15/15		265,000	255,725
Georgia-Pacific Corp., 8.125%, 5/15/11		1,570,000	1,571,962
Graham Packaging Co., 9.875%, 10/15/14		907,000	884,325
Graphic Packaging International Corp., 9.50%, 8/15/13		302,000	288,410
Huntsman LLC, 11.50%, 7/15/12		432,000	489,240
Invista, 9.25%, 5/1/12 144A		520,000	555,100
Jefferson Smurfit Corp., 7.50%, 6/1/13		380,000	349,600
(c)(f) JSG Holding PLC, 11.50%, 10/1/15 144A		384,883	417,670
Massey Energy Co., 6.625%, 11/15/10		265,000	269,306
Massey Energy Co., 6.875%, 12/15/13 144A		1,010,000	1,018,837
Novelis, Inc., 7.25%, 2/15/15 144A		539,000	502,618
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14		776,000	752,720
Owens-Brockway Glass Container, Inc., 7.75%, 5/15/11		795,000	829,781
Rockwood Specialties Group, Inc., 10.265%, 5/15/11		661,000	724,621
Smurfit-Stone Container, 8.375%, 7/1/12		525,000	507,938

Total			18,816,360

Builders/Building Materials (4.0%)
Beazer Homes USA, Inc., 6.50%, 11/15/13	379,000	360,524
Beazer Homes USA, Inc., 6.875%, 7/15/15	151,000	144,771
DR Horton, Inc., 5.625%, 9/15/14	635,000	611,668
K. Hovnanian Enterprises, 7.75%, 5/15/13	905,000	893,339
KB Home, 5.75%, 2/1/14	381,000	359,233
KB Home, 7.75%, 2/1/10	525,000	548,483
Ply Gem Industries, Inc., 9.00%, 2/15/12	834,000	740,175
Standard Pacific Corp., 6.50%, 8/15/10	850,000	810,688
Technical Olympic USA, Inc., 7.50%, 3/15/11	550,000	490,188
Technical Olympic USA, Inc., 9.00%, 7/1/10	300,000	303,375
William Lyon Homes, 7.50%, 2/15/14	255,000	220,575
William Lyon Homes, 7.625%, 12/15/12	381,000	336,233

Total		5,819,252

Capital Goods (4.4%)
Amsted Industries, Inc., 10.25%, 10/15/11 144A	465,000	497,550
Case New Holland, Inc., 9.25%, 8/1/11	1,083,000	1,158,810
Coleman Cable, Inc., 9.875%, 10/1/12	820,000	664,200
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	495,000	519,750
(e) Stanadyne Corp., 12.00%, 2/15/15	1,295,000	653,975
Sup Essx Com & Essx Group, 9.00%, 4/15/12	517,000	509,245
Terex Corp., 7.375%, 1/15/14	385,000	381,150
Trimas Corp., 9.875%, 6/15/12	825,000	680,625
United Rentals North America, Inc., 6.50%, 2/15/12	1,368,000	1,332,090

Total		6,397,395

Consumer Products/Retailing (8.0%)
ALH Finance LLC, 8.50%, 1/15/13	537,000	506,123
Delhaize America, Inc., 8.125%, 4/15/11	1,030,000	1,122,768
General Nutrition Centers, Inc., 8.50%, 12/1/10	825,000	709,500
General Nutrition Centers, Inc., 8.625%, 1/15/11	118,000	113,870
GSC Holdings Corp., 8.00%, 10/1/12 144A	1,030,000	968,200
J.C. Penney Corp., Inc., 6.875%, 10/15/15	409,000	442,811
The Jean Coutu Group (PJC), Inc., 8.50%, 8/1/14	841,000	769,515
Jostens IH Corp., 7.625%, 10/1/12	615,000	618,075
Levi Strauss & Co., 8.80438%, 4/1/12	525,000	528,938
(c) Neiman Marcus Group, Inc., 9.00%, 10/15/15 144A	394,000	402,865
Oxford Industries, Inc., 8.875%, 6/1/11	1,047,000	1,066,631
Phillips Van Heusen Corp., 7.25%, 2/15/11	412,000	418,180
Rent-A-Center, 7.50%, 5/1/10	948,000	905,340
Rite Aid Corp., 8.125%, 5/1/10	875,000	890,313
Samsonite Corp., 8.875%, 6/1/11	682,000	705,870
(e) Simmons Co., 10.00%, 12/15/14 144A	1,595,000	861,300
Warnaco, Inc., 8.875%, 6/15/13	530,000	571,075

Total		11,601,374

Energy (8.1%)
AmeriGas Partners LP, 7.25%, 5/20/15	840,000	856,800
Chesapeake Energy Corp., 6.375%, 6/15/15	683,000	683,000
Chesapeake Energy Corp., 6.625%, 1/15/06	1,522,000	1,541,025
Colorado Interstate Gas Co., 6.80%, 11/15/15 144A	1,125,000	1,149,497
Denbury Resources, Inc., 7.50%, 12/15/15	250,000	253,125
El Paso Production Holding, 7.75%, 6/1/13	796,000	825,850
Hanover Compressor Co., 9.00%, 6/1/14	445,000	485,050
Kerr-McGee Corp., 6.95%, 7/1/24	630,000	668,230
Pogo Producing Co., 6.875%, 10/1/17 144A	509,000	496,275
Range Resources Corp., 6.375%, 3/15/15	704,000	689,920
Sonat, Inc., 7.625%, 7/15/11	415,000	422,263
Tesoro Corp., 6.625%, 11/1/15 144A	820,000	828,200
Whiting Petroleum Corp., 7.25%, 5/1/13	788,000	797,850
Williams Companies, Inc., 6.375%, 10/1/10 144A	2,125,000	2,122,343

Total		11,819,428

Financials (2.7%)
Affinion Group, Inc., 10.125%, 10/15/13 144A	790,000	770,250
Crum and Forster Holding Corp., 10.375%, 6/15/13	405,000	427,275
E*Trade Financial Corp., 7.875%, 12/1/15	780,000	805,351
Fairfax Financial Holdings, 7.75%, 4/26/12	833,000	777,257
LaBranche & Co., Inc., 9.50%, 5/15/09	140,000	147,700
LaBranche & Co., Inc., 11.00%, 5/15/12	413,000	458,430
UnumProvident Finance Co. Plc., 6.85%, 11/15/15 144A	550,000	572,895

Total		3,959,158

Foods (3.2%)
Dole Foods Co., 8.625%, 5/1/09	263,000	269,575
B&G Foods, Inc., 8.00%, 10/1/11	685,000	698,700
Gold Kist, Inc., 10.25%, 3/15/14	454,000	506,210
Land O Lakes, Inc., 9.00%, 12/15/10	470,000	509,950
The Restaurant Co., 10.00%, 10/1/13 144A	531,000	491,175
RJ Reynolds Tobacco Holdings, Inc., 6.50%, 7/15/10 144A	1,307,000	1,300,465
Smithfield Foods, Inc., 7.00%, 8/1/11	280,000	285,600
Smithfield Foods, Inc., 7.75%, 5/15/13	530,000	560,475

Total		4,622,150

Gaming/Leisure/Lodging (10.2%)
American Casino & Entertainment, 7.85%, 2/1/12	525,000	538,125
Boyd Gaming Corp., 7.75%, 12/15/12	795,000	832,763
Corrections Corp. of America, 6.25%, 3/15/13	975,000	965,249
(c) Eldorado Casino Shreveport/Shreveport Capital Corp., 10.00%, 8/1/12	182,735	138,879
Hertz Corp., 8.875%, 1/1/14 144A	1,045,000	1,064,593
Host Marriot LP, 7.125%, 11/1/13	1,605,000	1,669,199
Intrawest Corp., 7.50%, 10/15/13	380,000	384,750
La Quinta Properties, 7.00%, 8/15/12	265,000	286,863
LCE Acquisition Corp., 9.00%, 8/1/14	612,000	618,120
MGM Mirage, Inc., 6.375%, 12/15/11	295,000	293,156
MGM Mirage, Inc., 6.625%, 7/15/15	509,000	507,728
MGM Mirage, Inc., 6.75%, 9/1/12	530,000	537,288
MGM Mirage, Inc., 8.375%, 2/1/11	795,000	850,650
MGM Mirage, Inc., 8.50%, 9/15/10	660,000	715,275
Mohegan Tribal Gaming, 6.125%, 2/15/13	250,000	245,625
Penn National Gaming, Inc., 6.75%, 3/1/15	458,000	449,985
Starwood Hotels & Resorts, 7.875%, 5/1/12	790,000	870,974
Station Casinos, Inc., 6.00%, 4/1/12	265,000	264,338
Station Casinos, Inc., 6.875%, 3/1/16	665,000	679,963
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	530,000	516,750
Universal City Development Corp., 11.75%, 4/1/10	418,000	468,683
Universal City Florida, 8.375%, 5/1/10	256,000	250,240
Wheeling Island Gaming, 10.125%, 12/15/09	660,000	692,175
Wynn Las Vegas LLC, 6.625%, 12/1/14	1,243,000	1,208,817

Total		15,050,188

Health Care/Pharmaceuticals (8.4%)
Alliance Imaging, 7.25%, 12/15/12	455,000	378,788
Fisher Scientific International, Inc., 6.125%, 7/1/15 144A	552,000	552,000
Fresenius Medical Capital Trust II, 7.875%, 2/1/08	255,000	263,288
Fresenius Medical Capital Trust IV, 7.875%, 6/15/11	255,000	271,575
HCA, Inc., 6.95%, 5/1/12	1,578,000	1,636,770
Iasis Healthcare Corp., 8.75%, 6/15/14	1,008,000	1,058,399
Omega Healthcare Investors, Inc., 7.00%, 4/1/14	550,000	552,063
Omega Healthcare Investors, Inc., 7.00%, 1/15/16 144A	755,000	748,394
Omnicare, Inc., 6.75%, 12/15/13	505,000	510,681
Senior Housing Properties Trust, 8.625%, 1/15/12	384,000	420,480

Service Corp. International, 6.75%, 4/1/16	505,000	492,375
Tenet Healthcare Corp., 6.375%, 12/1/11	795,000	725,438
Tenet Healthcare Corp., 9.875%, 7/1/14	825,000	835,313
Triad Hospitals, Inc., 7.00%, 5/15/12	795,000	811,894
US Oncology, Inc., 9.00%, 8/15/12	690,000	738,300
Vanguard Health Holding II, 9.00%, 10/1/14	790,000	839,374
Ventas Realty LP, 6.50%, 6/1/16 144A	505,000	507,525
Ventas Realty LP, 6.75%, 6/1/10	425,000	435,625
Ventas Realty LP, 9.00%, 5/1/12	400,000	456,000

Total		12,234,282

Media (8.7%)
Charter Communications Holdings LLC, 11.00%, 10/1/15 144A	755,000	634,200
Charter Communications Operating LLC, 8.375%, 4/30/14 144A	685,000	681,575
Clarke American Corp., 11.75%, 12/15/13 144A	506,000	506,000
Mediacom LLC/Mediacom Capital Corp., 7.875%, 2/15/11	265,000	247,113
CSC Holdings, Inc., 7.00%, 4/15/12 144A	685,000	647,325
CSC Holdings, Inc., 7.25%, 7/15/08	375,000	374,063
CSC Holdings, Inc., 7.625%, 4/1/11	810,000	805,950
CSC Holdings, Inc., 8.125%, 7/15/09	530,000	535,300
CSC Holdings, Inc., 8.125%, 8/15/09	254,000	256,540
The DIRECTV Group, Inc., 6.375%, 6/15/15	955,000	933,512
Echostar DBS Corp., 6.375%, 10/1/11	1,285,000	1,236,812
Intelsat Bermuda, Ltd., 8.25%, 1/15/13 144A	670,000	676,700
Lamar Media Corp., 6.625%, 8/15/15	885,000	888,318
LIN Television Corp., 6.50%, 5/15/13	795,000	762,206
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15 144A	530,000	490,913
Primedia, Inc., 8.00%, 5/15/13	530,000	448,513
Rogers Cable, Inc., 6.25%, 6/15/13	569,000	561,176
Rogers Cable, Inc., 7.875%, 5/1/12	530,000	569,088
Sinclair Broadcast Group, 8.00%, 3/15/12	552,000	568,560
Time Warner Entertainment Co., 8.375%, 7/15/33	505,000	596,535
Videotron Ltee, 6.375%, 12/15/15 144A	235,000	233,531

Total		12,653,930

Real Estate (1.4%)
American Real Estate Partners LP, 7.125%, 2/15/13 144A	265,000	265,000
The Rouse Co., 7.20%, 9/15/12	790,000	828,940
Trustreet Properties, Inc., 7.50%, 4/1/15	880,000	880,000

Total		1,973,940

Services (1.9%)
Allied Waste North America, 6.375%, 4/15/11	1,310,000	1,277,250
Allied Waste North America, 7.25%, 3/15/15	1,014,000	1,024,140
Knowledge Learning Center, 7.75%, 2/1/15 144A	540,000	513,000

Total		2,814,390

Technology (3.4%)
Flextronics International, Ltd., 6.25%, 11/15/14	254,000	250,508
Flextronics International, Ltd., 6.50%, 5/15/13	570,000	579,263
Stats Chippac, Inc., 6.75%, 11/15/11	432,000	416,880
SunGard Data Systems, Inc., 3.75%, 1/15/09	255,000	232,050
SunGard Data Systems, Inc., 4.875%, 1/15/14	330,000	287,100
SunGard Data Systems, Inc., 9.125%, 8/15/13 144A	335,000	346,725
Unisys Corp., 6.875%, 3/15/10	856,000	791,800
Unisys Corp., 8.00%, 10/15/12	665,000	615,125
Xerox Corp., 7.20%, 4/1/16	548,000	575,400
Xerox Corp., 7.625%, 6/15/13	785,000	828,174

Total		4,923,025

Telecommunications (4.4%)
American Tower Corp., 7.125%, 10/15/12	265,000	272,950
Citizens Communications, 9.00%, 8/15/31	684,000	692,550
Citizens Communications, 9.25%, 5/15/11	665,000	733,163
GCI, Inc., 7.25%, 2/15/14	535,000	529,650
MCI, Inc., 8.735%, 5/1/14	525,000	580,781
Qwest Communications International, Inc., 7.50%, 11/1/08	275,000	276,375
Qwest Corp., 7.875%, 9/1/11	1,970,000	2,122,674
Rogers Wireless, Inc., 6.375%, 3/1/14	380,000	380,950
Rogers Wireless, Inc., 7.25%, 12/15/12	274,000	288,043
Rogers Wireless, Inc., 8.00%, 12/15/12	542,000	573,843

Total		6,450,979

Transportation-Rail & Other (2.5%)
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 9.375%, 5/1/12 144A	83,000	90,885
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 12.50%, 6/15/12	800,000	912,000
OMI Corp., 7.625%, 12/1/13	682,000	691,378
Progress Rail, 7.75%, 4/1/12 144A	400,000	409,500
Ship Finance International, Ltd., 8.50%, 12/15/13	755,000	705,925
Stena AB, 7.50%, 11/1/13	945,000	907,200

Total		3,716,888

Utilities (6.3%)
The AES Corp., 8.75%, 5/15/13 144A	1,175,000	1,279,280
The AES Corp., 9.375%, 9/15/10	255,000	278,588
Aquila, Inc., 9.95%, 2/1/11	820,000	904,050
CMS Energy Corp., 7.75%, 8/1/10	790,000	828,513
Edison Mission Energy, 7.73%, 6/15/09	505,000	521,413
Midwest Generation LLC, 8.75%, 5/1/34	690,000	759,863
NRG Energy, Inc., 8.00%, 12/15/13	355,000	395,825
Reliant Energy, Inc., 6.75%, 12/15/14	887,000	773,908
Sierra Pacific Resources, 8.625%, 3/15/14	700,000	757,392
Teco Energy, Inc., 6.75%, 5/1/15	395,000	408,825
Tenaska Alabama II Partners LP, 7.00%, 6/30/21 144A	720,132	724,477
TXU Corp., 5.55%, 11/15/14	1,580,000	1,500,740

Total		9,132,874

Total Bonds (Cost: $143,556,467)		141,149,851

Preferred Stocks (0.0%)

Media (0.0%)
PTV, Inc.	6	13

Total Preferred Stocks (Cost: $0)		13

Common Stocks and Warrants (0.1%)

Gaming/Leisure/Lodging (0.0%)
Shreveport Gaming Holdings, Inc.	1,786	23,772

Total		23,772

Telecommunications (0.1%)
American Tower Corp. - Warrants	1,400	53,516

* IWO Holdings, Inc. 144A	350	4

Total		53,520

Transportation-Rail & Other (0.0%)
* RailAmerica Transportation Corp.	650	32,500

Total		32,500

Total Common Stocks and Warrants (Cost: $162,186)		109,792

Money Market Investments (2.5%)

Finance Services (2.1%)
Morgan Stanley Dean Witter, 4.25%, 1/9/06	3,000,000	2,997,167

Total		2,997,167

Personal Credit Institutions (0.4%)
General Electric Capital, 3.95%, 1/3/06	600,000	599,868

Total		599,868

Total Money Market Investments (Cost: $3,597,035)		3,597,035

Total Investments (99.3%) (Cost $147,315,688)(a)		144,856,691

Other Assets, Less Liabilities (0.7%)		1,045,029

Total Net Assets (100.0%)		145,901,720

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005 the value of these securities was $25,756,983, representing 17.65% of the net assets.

(a)	At December 31, 2005 the aggregate cost of securities for federal tax purposes was $147,315,688 and the net unrealized depreciation of investments based on that cost was $(2,458,997) which is comprised of $1,683,732 aggregate gross unrealized appreciation and $4,142,729 aggregate gross unrealized depreciation.

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Euro Foreign Bond

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

Municipal Bond Fund

Schedule of Investments

December 31, 2005 (unaudited)

	Country	Shares/Par	$ Value
Revenue Bonds (66.5%)

Alabama (2.1%)
(b) Alabama Water Pollution, 5.25%, 8/15/11 RB, AMBAC		325,000	$352,641
Jefferson County, Alabama Sewer Revenue, 5.00%, 2/1/38 RB, FGIC, PR		40,000	43,183
Jefferson County, Alabama Sewer Revenue, 5.00%, 2/1/41 RB, FGIC, PR		255,000	273,416
Jefferson County, Alabama Sewer Revenue, 5.375%, 2/1/36 RB, FGIC, PR		180,000	192,308
Jefferson County, Alabama Sewer Revenue, 5.70%, 2/1/19 RB, FGIC, PR		20,000	20,702
Jefferson County, Alabama Sewer Revenue, 5.75%, 2/1/38 RB, FGIC, PR		20,000	21,586

			903,836

Arizona (3.3%)
(b) Arizona School Facilities Board Revenue, 5.50%, 7/1/17 RB, PR		610,000	668,987
(b) Arizona State Transportation Board Highway Revenue, 5.25%, 7/1/17 RB		360,000	387,464
Salt River Project Arizona Agriculture Improvement & Power District Electrical System Revenue - Series A, 5.00%, 1/1/21 RB		360,000	381,409

			1,437,860

California (2.5%)
Foothill/Eastern California Corridor Agency Toll Road Revenue, 0.00%, 1/1/18 RB, PR		60,000	35,922
Foothill/Eastern Corridor Agency California Toll Road Revenue, 0.00%, 1/1/20 RB, PR		190,000	102,589
Sacramento County, California Sanitation District, 5.00%, 12/1/35 RB, AMBAC		540,000	565,699
Sacramento County, California Sanitation District, 6.00%, 12/1/15 RB		360,000	402,455

			1,106,665

Colorado (1.6%)
Colorado Regional Transportation District Certificate Participation, 2.30%, 12/1/22 RB, AMBAC		720,000	706,205

			706,205

Connecticut (2.1%)
Connecticut State Health & Education Facilities Authority Revenue, Variable, 7/1/36 RB		170,000	170,000
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure - Series A, 5.375%, 10/1/17 RB, FSA, PR		360,000	394,092
Hartford, Connecticut Package System, 6.40%, 7/1/20 RB, PR		325,000	362,515

			926,607

Florida (3.6%)
Collier County, Florida Housing Finance Authority, 4.90%, 2/15/32 RB, FNMA		450,000	469,652
Escambia County, Florida Health Facilities Authority Revenue, 5.25%, 11/15/32 RB		240,000	250,116
Escambia County, Florida Health Facilities Authority Revenue, 5.75%, 11/15/29 RB, AMBAC, PR		270,000	294,492
Miami, Florida Health Facilities Authority Revenue - Series B, 5.25%, 11/15/33 RB		360,000	371,689
Miami, Florida Health Facilities Authority Revenue - Series C, 5.25%, 11/15/33 RB		180,000	185,488

			1,571,437

Georgia (3.5%)
(b) Atlanta, Georgia Airport Revenue, 5.50%, 1/1/26 RB, FGIC, PR		70,000	76,042
(b) Atlanta, Georgia Airport Revenue, 5.60%, 1/1/30 RB, FGIC, PR		15,000	16,350

(b) Atlanta, Georgia Water & Wastewater Revenue, 5.50%, 11/1/22 RB, FGIC	195,000	221,949
Cartersville, Georgia Development Authority Water & Waste Facility, 7.40%, 11/1/10 RB, AMT	360,000	414,094
Colquitt County, Georgia Development Authority Revenue, 0.00%, 12/1/21 RB, PR	105,000	50,668
Georgia Municipal Electric Authority, 5.00%, 11/1/24 RB, MBIA	90,000	92,158
Georgia Municipal Electric Authority, 6.40%, 1/1/13 RB, AMBAC	40,000	45,602
Richmond County, Georgia Development Authority Revenue, 0.00%, 12/1/21 RB, PR	1,215,000	586,298

		1,503,161

Illinois (4.0%)
Chicago, Illinois Public Building Community Building Revenue, 0.00%, 1/1/08 RB, MBIA, PR	170,000	158,807
Chicago, Illinois Sales Tax, 5.375%, 1/1/30 RB, FGIC, PR	5,000	5,337
Illinois Finance Authority Revenue University of Chicago - Series A, 5.00%, 7/1/34 RB	360,000	372,344
Illinois State Sales Tax Revenue, 5.50%, 6/15/15 RB	575,000	627,147
Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax, 5.50%, 6/15/18 RB, FGIC, PR	420,000	482,668
University of Illinois University Revenue Auxiliary Facilities Series A, 6.00%, 4/1/30 RB, PR, MBIA	70,000	77,664

		1,723,967

Indiana (1.1%)
Indiana State Toll Finance Authority, 6.00%, 7/1/15 RB	35,000	35,394
Shelby, Indiana Eastern School Building Corporation, 5.50%, 7/15/13 RB, FGIC	410,000	450,705

		486,099

Iowa (1.0%)
Iowa City, Iowa Sewer Revenue, 5.50%, 7/1/25 RB, FSA	50,000	52,814
Iowa Finance Authority Hospital Facility Revenue, 5.875%, 2/15/20 RB, AMBAC, PR	360,000	395,824

		448,638

Kansas (0.9%)
Kansas State Department of Transportation Highway Revenue, 5.00%, 9/1/10 RB, PR	15,000	15,824
Kansas State Department of Transportation Highway Revenue, 5.125%, 9/1/12 RB, PR	20,000	21,199
Kansas State Development Finance Authority Revenue, Water Pollution Control Revolving Fund II, 4.75%, 5/1/14 RB	115,000	118,678
Kansas State Development Finance Authority Revenue, Water Pollution Control Revolving Fund II, 4.75%, 5/1/14 RB, PR	245,000	254,648

		410,349

Kentucky (0.9%)
Louisville & Jefferson County, Kentucky Regional Airport Authority, 6.50%, 7/1/17 RB, MBIA, AMT	360,000	381,744

		381,744

Louisiana (0.2%)
Louisiana State Gas & Fuels Tax Revenue, 5.375%, 6/1/16 RB, AMBAC	90,000	96,249

		96,249

Maryland (0.9%)
Maryland State Industrial Development Financing Authority Economic Development Revenue, 5.20%, 11/1/26 RB	385,000	403,873

		403,873

Massachusetts (2.4%)
Massachusetts Bay Transportation Authority, 5.00%, 3/1/22 RB, PR, GO OF AUTH	295,000	303,301
Massachusetts, State Water Pollution Abatement Trust, 5.00%, 8/1/21 RB	360,000	385,456
Massachusetts State School Building Authdedicated Sales Tax Revenue, 5.00%, 8/15/07 RB	360,000	369,623

		1,058,380

Michigan (3.3%)
Detroit, Michigan Sewer Disposal Revenue, 5.00%, 7/1/32 RB, FSA	360,000	372,744
Detroit, Michigan Sewer Disposal Revenue, 5.25%, 7/1/21 RB, FSA	550,000	617,991
Detroit, Michigan Sewer Disposal Revenue, Variable, 7/1/33 RB, FSA	360,000	360,000
Detroit, Michigan Water Supply System, 5.25%, 7/1/33 RB, FGIC, PR	60,000	65,058

		1,415,793

Mississippi (1.1%)
Mississippi Development Bank Special Obligation, 5.00%, 9/1/34 RB, FSA	450,000	467,613

		467,613

Missouri (0.3%)
Saline County, Missouri Individual Development Authority, 6.50%, 12/1/28 RB	120,000	124,147

		124,147

Nebraska (0.3%)
Nebraska Investment Finance Authority, Single Family Housing Revenue, 6.25%, 3/1/21 RB, GNMA, FNMA, FHLMC, AMT	110,000	110,294

		110,294

New Jersey (3.0%)
New Jersey State Highway Authority Garden State Parkway General Revenue, 5.25%, 1/1/18 RB, FGIC, PR	430,000	468,240
New Jersey State Transportation Authority, 5.50%, 6/15/18 RB, PR	765,000	855,713

		1,323,953

New York (8.8%)
Metropolitan Transportation Authority, 5.00%, 4/1/17 RB, PR, FSA	360,000	393,574
Metropolitan Transportation Authority, 5.625%, 7/1/25 RB, PR, MBIA	360,000	377,640
New York City, New York Municipal Water Finance Authority, 5.75%, 6/15/29 RB, PR	360,000	376,096
New York City, New York Municipal Water Financial Authority Water & Sewer System Revenue, 5.25%, 6/15/17 RB	435,000	467,977
New York City, New York Transitional Financial Authority - Series E, 5.25%, 2/1/22 RB, MBIA	360,000	389,592
New York Metropolitan Transportation Authority Commuter Facilities, 5.00%, 7/1/21 RB, AMBAC, PR	390,000	424,550
New York State Dormitory Authority, 5.125%, 2/15/08 RB	325,000	336,115
New York State Dormitory Authority, 5.125%, 7/1/27 RB, MBIA, PR	70,000	73,851
New York, New York City Transitional Financial Authority, 5.00%, 11/1/25 RB	360,000	381,798
Sales Tax Asset Receivable, 5.00%, 10/15/32 RB, AMBAC	540,000	567,394

		3,788,587

North Carolina (4.3%)
North Carolina Eastern Municipal Power Agency Power System, 6.00%, 1/1/26 RB, PR	180,000	220,324
North Carolina Eastern Municipal Power Agency System, 4.50%, 1/1/24 RB, PR	635,000	660,044
North Carolina Eastern Municipal Power Agency Systems, 4.00%, 1/1/18 RB, PR	605,000	604,425
North Carolina Municipal Power Agency #1 Catawba Electric Revenue, 5.00%, 1/1/20 RB, PR	315,000	346,944
North Carolina Municipal Power Agency Power System Revenue, 6.50%, 1/1/10 RB, MBIA, PR	55,000	61,309

		1,893,046

Ohio (1.8%)
Ohio Housing Finance Agency, 5.625%, 9/1/16 RB, GNMA	60,000	61,359
Ohio State University General Receipts, 5.00%, 6/1/07 RB	720,000	737,150

		798,509

Pennsylvania (3.5%)
Delaware Valley, Pennsylvania Regional Financial Authority Local Government	730,000	848,786
Revenue, 5.50%, 8/1/28 RB, AMBAC
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue, 5.00%, 1/1/27 RB, PR, FSA	100,000	105,552
Pennsylvania State Higher Education, 6.00%, 1/15/31 RB	540,000	586,327

		1,540,665

Rhode Island (0.1%)
Rhode Island Depositors Economic Protection Corp., 5.75%, 8/1/21 RB, PR, FSA	45,000	53,660

		53,660

Tennessee (0.9%)
Metropolitan Government Nashville & Davidson County Tennessee Electric Revenue - Series A, 5.00%, 5/15/29 RB, AMBAC	360,000	376,517

		376,517

Texas (8.1%)
Fort Worth, Texas Housing Finance Corp., 6.00%, 8/20/43 RB, GNMA	360,000	370,580
Houston, Texas Utility Systems Revenue, 5.25%, 5/15/27 RB, MBIA	360,000	385,128
Irving, Texas Waterworks and Sewer, 5.00%, 8/15/15 RB, AMBAC	460,000	494,472
Lower Colorado River Authority Texas REF-LCRA Services Corporate Project, 5.00%, 5/15/24 RB, FGIC	360,000	374,526
Lower Colorado River Authority Texas Revenue, 5.00%, 1/1/15 RB, PR, FSA	360,000	392,105
Mission Texas Water & Sewer, 5.50%, 4/1/27 RB, FGIC	180,000	194,692
Texas University Board of Regents Revenue Financing Bonds, 5.25%, 8/15/15 RB	360,000	398,520
Texas Water Development Board Revenue, 5.75%, 7/15/16 RB	360,000	364,651
University of Texas Revenue, 5.25%, 8/15/20 RB	465,000	523,362

		3,498,036

Virginia (0.9%)
Virginia State Public School Authority Series D, 5.25%, 8/1/19 RB, State Aid Witholding	360,000	405,994

		405,994

Total Revenue Bonds (Cost: $28,199,907)		28,961,884

General Obligation Bonds (32.4%)

Alabama (1.1%)
(b) Birmingham Alabama - Series A, 5.25%, 5/1/18 GO	430,000	464,250

		464,250

Alaska (3.1%)
North Slope Boro, Alaska - Series B, 0.00%, 6/30/07 GO, MBIA	1,440,000	1,368,188

		1,368,188

California (1.8%)
California State, 5.25%, 4/1/34 GO	360,000	379,177
Riverside, California Community College District, 5.50%, 8/1/29 GO, MBIA	5,000	5,504
Riverside, California Community College District, 5.50%, 8/1/29 GO, MBIA, PR	355,000	400,791

		785,472

Florida (1.7%)
Broward County Florida Parks and Land Preservation, 5.00%, 1/1/24 GO	360,000	380,023
Florida State Department Transportation Right of Way Service, 5.00%, 7/1/34 GO	360,000	376,628

		756,651

Hawaii (0.1%)
Hawaii State, 5.00%, 4/1/07 GO, MBIA	25,000	25,526

		25,526

Illinois (4.1%)
(e) Chicago, Illinois Capital Appreciation, 0.00%, 1/1/17 GO, MBIA	360,000	309,629
Chicago, Illinois School Reform Board - Series A, 5.25%, 12/1/20 GO, FGIC	35,000	39,333
Cook County, Illinois Community Consolidated School District #21, 0.00%, 12/1/09 GO, FSA, PR	255,000	221,235
Cook County, Illinois School District, 9.00%, 12/1/10 GO, FGIC	360,000	445,903
Illinois State, 5.00%, 4/1/09 GO	360,000	377,237
Will County, Illinois Community Unit School District #365 U VY View, 0.00%,11/1/18 GO, FSA	665,000	374,295

		1,767,632

Kansas (1.5%)
Cowley County, Kansas Unit School District #465 Winfield, 5.25%, 10/1/20 GO, MBIA	595,000	647,431

		647,431

Massachusetts (0.9%)
Boston Massachusetts - Series A, 5.75%, 2/1/14 GO, PR	360,000	391,766

		391,766

Michigan (1.8%)
West Ottawa, Michigan Public School District, 5.00%, 5/1/22 GO, PR, Q-SBLF	160,000	172,054
West Ottawa, Michigan Public School District, 5.00%, 5/1/22 GO, Q-SBLF	575,000	604,561

		776,615

Mississippi (0.9%)
Mississippi State - Series D, 5.25%, 11/1/20 GO	360,000	405,227

		405,227

Nebraska (0.9%)
Omaha, Nebraska Convention Center, 5.25%, 4/1/26 GO	360,000	412,258

		412,258

New York (0.9%)
New York, New York - Series I, 6.00%, 4/15/09 GO, PR	360,000	375,811

		375,811

Oklahoma (2.0%)
Oklahoma City, Oklahoma, 5.50%, 7/1/13 GO, PR	450,000	488,169
Tulsa, Oklahoma, 5.50%, 12/1/15 GO	360,000	385,643

		873,812

South Carolina (1.8%)
South Carolina State School Facilities - Series A, 5.00%, 1/1/12 GO	720,000	777,615

		777,615

Texas (8.1%)
(b) Aldine, Texas Independent School District, 5.50%, 2/15/16 GO, PSF	540,000	583,141
Dallas, Texas Independent School District, 5.50%, 2/15/17 GO, PSF	70,000	76,007
Dallas, Texas Independent School District, 5.50%, 2/15/17 GO, PSF, PR	490,000	540,181
Fort Bend, Texas Independent School District, 5.00%, 2/15/17 GO, PSF, PR	415,000	455,475
Harris County, Texas Capital Appreciation Refunding Toll Road - Series A, 0.00%, 8/15/09 GO, MBIA	465,000	407,786
Little Elm, Texas Independent School District, 0.00%, 8/15/16 GO, PSF	695,000	438,635
San Marcos, Texas Consolidated Independent School District, 5.25%, 8/1/22 GO, PSF	360,000	387,806
Texas State Ribs, Variable, 9/30/11 GO	360,000	453,967
Wylie, Texas Independent School District, 0.00%, 8/15/08 GO, PSF	105,000	95,625
Wylie, Texas Independent School District, 0.00%, 8/15/08 GO, PSF, PR	110,000	100,398

		3,539,021

Virginia (1.7%)
Fairfax County, Virginia, 5.00%, 10/1/08 GO, State Aid Witholding	720,000	752,695

		752,695

Total General Obligation Bonds (Cost: $13,781,648)		14,119,970

Total Investments (98.9%) (Cost $41,981,555)(a)		43,081,854

Other Assets, Less Liabilities (1.1%)		473,629

Total Net Assets (100.0%)		43,555,483

(a)	At December 31, 2005 the aggregate cost of securities for federal tax purposes was $41,981,555 and the net unrealized appreciation of investments based on that cost was $1,100,299 which is comprised of $1,228,136 aggregate gross unrealized appreciation and $127,837 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
US Ten Year Treasury Note (Short) (Total Notional Value at December 31, 2005, $2,709,375 )	25	3/06	$25,781

(e)	Step bond security that presently receives no coupon payments. On January 1, 2011 the coupon steps up to 5.38%.

RB = Revenue Bond

GO = General Obligation

PR = Pre-Refunded security will be called on first call date (with certainty)

AMT = Subject to Alternative Minimum Tax.

Scheduled principal and interest payments are guaranteed by:

AMBAC (AMBAC Indemnity Corporation)

BIGI (Bond Investors Guarantee Insurance)

FGIC (Financial Guaranty Insurance Company)

FHLMC (Federal Home Loan Mortgage Association)

FNMA (Federal National Mortgage Association)

FSA (Financial Security Assurance, Inc.)

GNMA (Government National Mortgage Association)

GO OF AUTH (General Obligation of Authority)

LOC (Letter of Credit)

MBIA (Municipal Bond Insurance Organization)

PSF (Texas Permanent School Fund)

Q-SBLF (Qualified-School Bond Loan Fund)

SPA (Standby Purchase Agreement)

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

Select Bond Fund

Schedule of Investments

December 31, 2005 (unaudited)

	Country	Shares/Par	$ Value
Revenue Bonds (0.6%)
Municipal Bonds - Revenue (0.6%)
Nashville & Davidson County, Tennessee Health and Educational Facilities Board of The Metropolitan Government, 0.00%, 6/1/21, RB		2,450,000	$1,209,614

Total Revenue Bonds (Cost: $1,115,956)			1,209,614

Corporate Bonds (33.7%)
Aerospace/Defense (1.9%)
(b) Boeing Capital Corp., 4.75%, 8/25/08		420,000	418,876
General Dynamics Corp., 3.00%, 5/15/08		1,095,000	1,049,275
General Dynamics Corp., 4.25%, 5/15/13		145,000	138,698
L-3 Communications Corp., 5.875%, 1/15/15		470,000	455,900
L-3 Communications Corp., 6.375%, 10/15/15 144A		290,000	289,275
Lockheed Martin Corp., 8.50%, 12/1/29		470,000	640,595
Raytheon Co., 5.50%, 11/15/12		620,000	634,106

Total			3,626,725

Auto Manufacturing (0.7%)
General Motors Acceptance Corp., 5.625%, 5/15/09		750,000	667,269
General Motors Acceptance Corp., 6.75%, 12/1/14		635,000	571,259

Total			1,238,528

Banking (5.7%)
(b) Bank of America Corp., 7.40%, 1/15/11		883,000	972,646
(b) Bank of New York, 4.95%, 1/14/11		250,000	249,625
(b) Bank One Corp., 5.25%, 1/30/13		700,000	701,095
(b) BB&T Corp., 4.90%, 6/30/17		590,000	572,601
Citigroup, Inc., 4.625%, 8/3/10		530,000	522,660
Compass Bank, 5.50%, 4/1/20		530,000	530,719
National Australia Bank, Ltd., 4.80%, 4/6/10 144A		745,000	740,510
PNC Bank NA, 5.25%, 1/15/17		160,000	159,336
Rabobank Capital Fund II, 5.26%, 12/31/13 144A		245,000	242,726
State Street Bank and Trust Co., 5.30%, 1/15/16		335,000	338,778
Suntrust Bank, 5.00%, 9/1/15		420,000	415,193
U.S. Bancorp, 4.50%, 7/29/10		105,000	103,151
U.S. Central Credit Union, 2.75%, 5/30/08		1,000,000	953,577
UnionBanCal Corp., 5.25%, 12/16/13		1,000,000	996,783
US Bank NA, 4.95%, 10/30/14		385,000	380,955
Wachovia Bank NA, 4.80%, 11/1/14		385,000	373,657
Washington Mutual, Inc., 5.00%, 3/22/12		465,000	459,484
Wells Fargo Bank NA, 6.45%, 2/1/11		150,000	159,860
World Savings Bank FSB, 4.125%, 12/15/09		1,225,000	1,192,503
Zions Bancorporation, 5.50%, 11/16/15		375,000	377,769

Total			10,443,628

Beverage/Bottling (0.7%)
(b) Anheuser-Busch Companies, Inc., 7.50%, 3/15/12		57,000	64,816
Diageo Capital PLC, 4.375%, 5/3/10		830,000	809,557
PepsiAmericas, Inc., 4.875%, 1/15/15		530,000	522,514

Total		1,396,887

Cable/Media/Broadcasting/Satellite (1.4%)
Comcast Corp., 5.30%, 1/15/14	1,000,000	981,048
News America, Inc., 6.40%, 12/15/35 144A	250,000	251,984
Rogers Cable, Inc., 6.25%, 6/15/13	190,000	187,388
Time Warner Entertainment Co., LP, 7.25%, 9/1/08	940,000	983,882
Time Warner Entertainment Co., LP, 8.375%, 7/15/33	250,000	295,315

Total		2,699,617

Conglomerate/Diversified Manufacturing (0.5%)
Textron Financial Corp., 2.75%, 6/1/06	1,000,000	992,384

Total		992,384

Consumer Products (0.8%)
The Clorox Co., 4.20%, 1/15/10	535,000	518,416
The Gillette Co., 2.50%, 6/1/08	1,000,000	948,055

Total		1,466,471

Electric Utilities (6.3%)
(b) Arizona Public Service Co., 5.50%, 9/1/35	145,000	137,181
CenterPoint Energy Transition Bond Co., LLC, 5.17%, 8/1/19	420,000	424,255
Consumer Energy Co., 4.80%, 2/17/09	1,120,000	1,105,399
DTE Energy Co., 7.05%, 6/1/11	1,455,000	1,567,779
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	360,000	353,505
Entergy Mississippi, Inc., 6.25%, 4/1/34	205,000	204,087
FPL Group Capital, Inc., 5.551%, 2/16/08	695,000	701,026
Indiana Michigan Power, 5.05%, 11/15/14	455,000	442,436
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	250,864	242,829
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	765,000	767,249
Nevada Power Co., 5.875%, 1/15/15	365,000	362,198
Oncor Electric Delivery, 6.375%, 1/15/15	765,000	811,779
PacifiCorp, 5.45%, 9/15/13	900,000	919,998
PPL Electric Utilities Corp., 4.30%, 6/1/13	1,500,000	1,427,047
Progress Energy, Inc., 4.50%, 6/1/10	629,000	616,019
Progress Energy, Inc., 6.85%, 4/15/12	310,000	332,847
Public Service Electric & Gas Co., 5.00%, 1/1/13	300,000	296,588
Puget Energy, Inc., 3.363%, 6/1/08	420,000	404,135
Virginia Electric & Power Co., 5.25%, 12/15/15	440,000	437,429

Total		11,553,786

Food Processors (1.2%)
(b) Bunge, Ltd., Finance Corp., 5.10%, 7/15/15	515,000	498,274
Kellogg Co., 6.60%, 4/1/11	635,000	679,825
Kraft Foods, Inc., 6.25%, 6/1/12	930,000	981,098

Total		2,159,197

Gaming/Leisure/Lodging (0.4%)
Seminole Tribe of Florida, 5.798%, 10/1/13 144A	820,000	815,834

Total		815,834

Gas Pipelines (1.0%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	630,000	611,211

Enterprise Products Operating LP, 4.95%, 6/1/10	830,000	813,897
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13	505,000	492,112

Total		1,917,220

Independent Finance (1.8%)
(b) American General Finance Corp., 4.50%, 12/1/15 MTNI	420,000	418,668
HSBC Finance Corp., 4.125%, 11/16/09	705,000	680,670
International Lease Finance Corp., 4.75%, 1/13/12	930,000	906,746
iStar Financial, Inc., 5.15%, 3/1/12	1,405,000	1,360,676

Total		3,366,760

Machinery (0.1%)
John Deere Capital Corp., 4.50%, 8/25/08	265,000	262,198

Total		262,198

Oil and Gas (1.8%)
Conoco Funding Co., 6.35%, 10/15/11	1,000,000	1,071,477
Kerr-McGee Corp., 6.95%, 7/1/24	220,000	233,350
Occidental Petroleum, 10.125%, 9/15/09	510,000	600,026
Pemex Project Funding Master Trust, 5.75%, 12/15/15 144A	720,000	716,400
Pioneer Natural Resource Co., 5.875%, 7/15/16	515,000	510,017
XTO Energy, Inc., 5.00%, 1/31/15	300,000	293,573

Total		3,424,843

Other Finance (0.9%)
Kinder Morgan Finance Co., ULC, 5.70%, 1/5/16 144A	840,000	847,262
SLM Corp., 4.50%, 7/26/10	920,000	900,698

Total		1,747,960

Other Services (0.2%)
Waste Management, Inc., 5.00%, 3/15/14	425,000	416,580

Total		416,580

Paper and Forest Products (0.1%)
Georgia-Pacific Corp., 7.70%, 6/15/15	190,000	183,350

Total		183,350

Pharmaceuticals (0.1%)
(b) Abbott Laboratories, 3.75%, 3/15/11	250,000	236,634

Total		236,634

Property and Casualty Insurance (0.9%)
(b) Berkley (WR) Corp., 9.875%, 5/15/08	1,000,000	1,108,556
(b) Berkshire Hathaway Finance, 3.40%, 7/2/07	500,000	489,340

Total		1,597,896

3

Railroads (1.2%)
(b) Burlington Northern Santa Fe, 6.125%, 3/15/09	900,000	930,846
Union Pacific Corp., 3.875%, 2/15/09	400,000	386,465
Union Pacific Corp., 7.375%, 9/15/09	900,000	970,286

Total		2,287,597

Real Estate Investment Trusts (1.5%)
(b) Archstone-Smith Operating Trust, 5.25%, 12/1/10	140,000	140,054
(b) Camden Property Trust, 5.00%, 6/15/15	610,000	585,575
Developers Diversified Realty Corp., 5.375%, 10/15/12	310,000	305,323
ERP Operating LP, 5.25%, 9/15/14	390,000	388,209
First Industrial LP, 5.25%, 6/15/09	400,000	398,567
HRPT Properties Trust, 5.75%, 11/1/15	250,000	249,137
Simon Property Group, LP, 5.375%, 6/1/11 144A	725,000	726,732

Total		2,793,597

Retail Food and Drug (0.1%)
The Kroger Co., 6.75%, 4/15/12	250,000	262,912

Total		262,912

Retail Stores (1.1%)
Federated Department Stores, 6.30%, 4/1/09	405,000	417,653
J.C. Penney Co., Inc., 6.875%, 10/15/15	675,000	730,800
Target Corp., 5.40%, 10/1/08	865,000	879,081

Total		2,027,534

Security Brokers and Dealers (0.8%)
Goldman Sachs Group, Inc., 5.15%, 1/15/14	540,000	536,444
Merrill Lynch & Co., Inc., 5.00%, 1/15/15	305,000	300,419
Morgan Stanley, 5.375%, 10/15/15	625,000	625,606

Total		1,462,469

Telecommunications (2.3%)
(b)(e) AT&T Corp., 9.75%, 11/15/31	160,000	200,980
(b) BellSouth Corp., 6.55%, 6/15/34	470,000	500,626
Cingular Wireless LLC, 6.50%, 12/15/11	750,000	802,560
Cingular Wireless LLC, 7.125%, 12/15/31	215,000	246,107
Sprint Capital Corp., 8.375%, 3/15/12	1,000,000	1,158,964
Telecom Italia Capital, 4.00%, 1/15/10	940,000	895,301
Verizon Global Funding Corp., 4.375%, 6/1/13	300,000	284,122
Verizon Global Funding Corp., 5.85%, 9/15/35	280,000	269,828

Total		4,358,488

Tobacco (0.2%)
Altria Group, Inc., 7.75%, 1/15/27	310,000	368,023

Total		368,023

Total Corporate Bonds (Cost: $64,204,836)		63,107,118

Governments (20.4%)

Governments (20.4%)

(e) BECCS, 14.00%, 11/15/11	2,000,000	1,921,644
Federal Home Loan Bank, 5.54%, 1/8/09	300,000	307,328
Federal Home Loan Bank, 6.00%, 5/13/13	725,000	703,692
Federal Home Loan Bank, 6.00%, 7/17/18	755,000	703,094
Housing & Urban Development, 6.08%, 8/1/13	750,000	792,854
Overseas Private Investment, 4.10%, 11/15/14	787,920	761,115
(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	1,000,000	776,480
US Treasury, 4.25%, 10/31/07	3,061,000	3,052,031
US Treasury, 4.25%, 10/15/10	8,000,000	7,958,128
US Treasury, 4.375%, 11/15/08	400,000	400,062
US Treasury, 4.375%, 12/15/10	475,000	475,371
US Treasury, 4.50%, 11/15/10	8,160,000	8,203,991
US Treasury, 4.50%, 11/15/15	1,205,000	1,214,885
US Treasury, 5.375%, 2/15/31	9,706,000	10,902,565

Total Governments (Cost: $38,329,329)		38,173,240

Structured Products (41.7%)
Structured Products (41.7%)
Commercial Mortgage Acceptance Corp., Series 1997-ML1, Class B, 6.64%, 12/15/30	500,000	513,217
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 11/2/11 144A	600,000	636,930
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.70%, 1/15/18 IO	16,381,626	343,249
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.35%, 10/15/30 IO 144A	17,515,862	206,195
Enterprise Mortgage Acceptance Co., Series 1998-1, Class IO, 1.37%, 1/15/25 IO 144A	7,699,208	327,216
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	221,111	210,742
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	1,191,018	1,160,745
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	749,043	728,898
Federal Home Loan Mortgage Corp., 4.50%, 5/1/35	3,527,256	3,318,560
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	456,199	451,897
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	1,777,620	1,760,858
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	160,342	158,759
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	583,760	577,997
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	1,887,014	1,826,866
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	4,660,976	4,512,408
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	872,834	878,259
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	167,524	168,566
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	1,149,097	1,156,067
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	883,440	875,526
Federal Home Loan Mortgage Corp., 5.50%, 10/1/35	3,613,823	3,581,449
Federal Home Loan Mortgage Corp., 5.50%, 11/1/35	593,397	588,082
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	422,006	432,511
Federal National Mortgage Association, 4.00%, 6/1/19	238,930	228,426
Federal National Mortgage Association, 4.50%, 6/1/19	1,930,526	1,881,428
Federal National Mortgage Association, 4.50%, 8/1/19	1,419,757	1,383,649
Federal National Mortgage Association, 4.50%, 12/1/19	212,060	206,667
Federal National Mortgage Association, 4.50%, 8/1/20	1,224,869	1,191,928
Federal National Mortgage Association, 4.50%, 8/1/35	177,376	167,047
Federal National Mortgage Association, 5.00%, 3/1/20	674,283	667,271
Federal National Mortgage Association, 5.00%, 4/1/20	265,332	262,508
Federal National Mortgage Association, 5.00%, 5/1/20	498,616	493,309
Federal National Mortgage Association, 5.00%, 7/1/20	1,342,376	1,328,088
Federal National Mortgage Association, 5.00%, 11/1/34	2,334,642	2,266,688
Federal National Mortgage Association, 5.00%, 4/1/35	708,592	686,596
Federal National Mortgage Association, 5.00%, 7/1/35	2,282,527	2,211,673
Federal National Mortgage Association, 5.00%, 8/1/35	1,397,947	1,354,553
Federal National Mortgage Association, 5.00%, 9/1/35	1,825,619	1,768,948
Federal National Mortgage Association, 5.00%, 10/1/35	780,908	756,668
Federal National Mortgage Association, 5.50%, 9/1/34	1,879,696	1,863,090
Federal National Mortgage Association, 5.50%, 3/1/35	1,505,126	1,490,702
Federal National Mortgage Association, 5.50%, 7/1/35	444,111	439,855
Federal National Mortgage Association, 5.50%, 8/1/35	710,810	703,998
Federal National Mortgage Association, 5.50%, 9/1/35	3,010,365	2,981,516
Federal National Mortgage Association, 5.50%, 10/1/35	1,944,916	1,926,277
Federal National Mortgage Association, 5.50%, 11/1/35	3,760,486	3,724,449
Federal National Mortgage Association, 6.00%, 10/1/19	190,597	194,757
Federal National Mortgage Association, 6.00%, 10/1/34	1,358,832	1,371,680
Federal National Mortgage Association, 6.00%, 11/1/34	1,118,848	1,129,427

Federal National Mortgage Association, 6.00%, 5/1/35	849,303	857,353
Federal National Mortgage Association, 6.00%, 6/1/35	2,623,737	2,648,607
Federal National Mortgage Association, 6.00%, 7/1/35	2,518,913	2,542,790
Federal National Mortgage Association, 6.00%, 8/1/35	336,903	340,096
Federal National Mortgage Association, 6.00%, 10/1/35	432,077	436,173
Federal National Mortgage Association, 6.00%, 11/1/35	1,639,259	1,654,798
Government National Mortgage Association, 5.50%, 2/15/32	603,927	608,749
GS Auto Loan Trust, Series 2005-1, Class A3, 4.45%, 5/17/10	2,464,000	2,446,025
Hyundai Auto Receivables Trust, Series 2005-A, Class A2, 3.88%, 6/16/08	2,386,000	2,373,646
Merrill Auto Trust Securitization, Series 2005-1, Class A2A, 3.90%, 4/25/08	1,663,000	1,655,711
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	274,126	285,775
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.35%, 1/25/29 IO	2,390,254	26,331
(d) RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19	400,000	40,000
Vendee Mortgage Trust, Series 1998-3, Class E, 6.50%, 3/15/29	232,486	235,806
WFS Financial Owner Trust, Series 2005-3, Class A3A, 4.25%, 6/17/10	3,498,000	3,463,317
World Omni Auto Receivables Trust, Series 2005-B, Class A3, 4.40%, 5/20/09	1,310,000	1,301,992

Total Structured Products (Cost: $79,520,196)		78,013,364

Money Market Investments (3.2%)
Federal Government & Agencies (0.3%)
(b) Federal National Mortgage Association, 4.32%, 3/22/06	500,000	495,385

Total		495,385

Miscellaneous Business Credit Institutions (1.3%)
(b) General Electric Capital, 3.95%, 1/3/06	2,400,000	2,399,473

Total		2,399,473

Short Term Business Credit (1.6%)
(b) Sheffield Receivables, 4.35%, 1/4/06	3,000,000	2,998,913

Total		2,998,913

Total Money Market Investments (Cost: $5,893,586)		5,893,771

Total Investments (99.6%) (Cost $189,063,903)(a)		186,397,107

Other Assets, Less Liabilities (0.4%)		667,875

Total Net Assets (100.0%)		187,064,982

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005 the value of these securities was $6,877,473, representing 3.68% of the net assets.

IO  - Interest Only Security

RB - Revenue Bond

(a)	At December 31, 2005 the aggregate cost of securities for federal tax purposes was $189,063,903 and the net unrealized depreciation of investments based on that cost was $(2,666,797) which is comprised of $609,638 aggregate gross unrealized appreciation and $3,276,435 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
US Long Bond (CBT) Commodity (Short) (Total Notional Value at December 31, 2005, $5,912,844)	52	3/06	$24,906
US Ten Year Treasury Note (Short) (Total Notional Value at December 31, 2005, $5,123,773)	47	3/06	$18,320

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

The Accompanying Notes are an Integral Part of the Financial Statements

Item	2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item	3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MASON STREET FUNDS, INC.

By:
Mark G. Doll, President

Date: February 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
Mark G. Doll, President

Date: February 8, 2006

By:
Walter M. Givler, Vice President,
Chief Financial Officer and
Treasurer

Date: February 8, 2006